UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Templeton Income
Trust
December 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund
Templeton Sustainable Emerging Markets
Bond Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The 12 months ended December 31, 2022, were
characterized by multiple challenges to the global economy
in the form of the lingering economic impacts of COVID-19,
Russia’s war on Ukraine and its impact on the movement
and prices of goods as well as the refugee flows into Europe, continued supply-chain disruptions, high commodity prices,
weakening global growth, and rising inflation. Financial
conditions tightened over the year as central banks focused
on fighting inflation even at the expense of growth, with a
significant number of central banks implementing monetary
tightening. Some of the negative factors started to ease in
the final months of the year, including supply chains starting to normalize, commodity prices coming off their highs and
inflation trends showing signs of peaking. However, concerns about growth remained prominent. Against this background,
sovereign bond yields rose in most countries during 2022,
while the U.S. dollar (USD) broadly strengthened. Despite
the challenging macroeconomic environment, divergences
among countries offer opportunities for outperformance in
duration, local-currency sovereign bonds and currencies.
Through these varying conditions, we remained committed
to pursuing our investment objectives. In this environment,
global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -18.26% and
-13.76% in USD and local currency terms, respectively.

Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Income Trust’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Economic and Market Overview 3
Templeton Global Bond Fund 4
Templeton Global Total Return Fund 10
Templeton International Bond Fund 16
Templeton Sustainable Emerging Markets Bond Fund 22
Financial Highlights and Schedules of Investments 29
Financial Statements 69
Notes to Financial Statements 75
Report of Independent Registered
Public Accounting Firm 102
Tax Information 103
Board Members and Officers 104
Shareholder Information 109
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
Over the 12-month period ending December 31, 2022, as
prospects were improving for the global economy, which
was emerging from the worst of the pandemic slowdown,
Russia invaded Ukraine, precipitating a war, in late
February 2022. The dominant themes of the year under
review—high inflation, tighter monetary policy, rising bond
yields, a stronger U.S dollar (USD), and weakening global
growth—were thus in the shadow of (and in some instances
exacerbated by) the war.
Inflation rates pushed higher over the year, with energy and food prices after Russia’s invasion of Ukraine a significant impetus. Inflation across many countries showed similar
patterns whereby the upcycle was spurred by these factors
and then spread wider into core measures, often reaching a
multi-decade or multi-year high along the way, while headline inflation started to peak and recede nearer year-end as the
effects of the food and energy price spikes dissipated.
Sovereign bond yields rose sharply over most of the year on
the combination of the withdrawal of direct market support
from central banks, rising inflation, rising policy rates,
and increasingly hawkish central bank commentary. U.S.
Treasury (UST) and other bond yields surged to multi-year
highs during the period, but a number of markets saw bond
yields end the year below their peaks.
The USD gained significantly against almost all other
currencies in 2022, supported by hawkish U.S. Federal
Reserve (Fed) policy, growth differentials were in favor of
the U.S. (as U.S. growth benefited from post-pandemic
reopening/normalization), while continued COVID-19
lockdowns disadvantaged Asian growth and the war affected
growth in Europe, amidst continued geopolitical concerns.
As some of these factors started to moderate towards year-
end, the USD slid off its highs of 2022, while still ending the year 8.2% stronger, according to the U.S. Dollar Index (DXY
index), than where it began.
The foregoing information reflects our analysis and opinions as of December 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.

franklintempleton.com
Annual Report
Templeton Global Bond Fund
This annual report for Templeton Global Bond Fund covers
the fiscal year ended December 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation and
growth of income. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities
and government agencies located around the world. Bonds
include debt obligations of any maturity, such as bonds,
notes, bills and debentures.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -6.17% cumulative total return. In comparison,
global government bonds, as measured by the Fund’s
benchmark, the FTSE World Government Bond Index
(WGBI), which measures the performance of fixed-rate, local
currency, investment-grade sovereign bonds and is stated in
U.S. dollar terms, had a cumulative total return of -18.26%
in U.S. dollar terms for the same period.
1
You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Investment Strategy
We invest selectively in bonds around the world based
upon our assessment of changing market, political and
economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding what we believe to be compelling risk-adjusted yields in various
local-currency bond markets, specifically in countries with
resilient economies and strong trade dynamics. We were
significantly underweight developed market duration in the
U.S. and the euro area (less so later in the year), with a
preference for the higher yields available in select emerging market local-currency bonds, notably including Indonesia,
India, Thailand, Brazil, and Colombia.
At the beginning of the period, the Fund held overweight
positions in specific currencies against the USD and the
euro. In Asia, we held notable exposures to the South
Korean won, Chinese yuan, Indonesian rupiah, Indian rupee
and Singapore dollar, while holding an underweight in the
Japanese yen. We closed our exposure to the Japanese
yen in March 2022, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. During the third quarter 2022, after it had
subsequently weakened significantly, we re-established
a position in the Japanese yen, and reduced exposure in
Chinese yuan, Indonesian rupiah and Singapore dollar. We
exited our underweight position in the Australian dollar which had been used to hedge against emerging market beta risks.
In EMEA (Europe, Middle East and Africa), the Fund initially held overweight positions in the Norwegian krone and the
Swedish krona against the euro. We added a position in
the British pound against the euro in April 2022, which we
Portfolio Composition
12/31/22
% of Total Net
Assets
Foreign Government and Agency Securities 44.4%
U.S. Government and Agency Securities 21.7%
Short-Term Investments & Other Net Assets* 33.9%
Geographic Composition
12/31/22
% of Total
Net Assets
Americas 30.1%
Asia Pacific 24.9%
Other Europe 9.4%
Middle East & Africa 1.7%
Short-Term Investments & Other Net Assets 33.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
34
.

Templeton Global Bond Fund

franklintempleton.com
Annual Report
exited in the fourth quarter. We also closed the Swedish
krona position. We reduced our short in the euro during the
third and fourth quarters, given that the currency had already weakened significantly. We also reduced our Ghanaian cedi
exposure.
In the Americas, we started the period holding long
exposures to the Brazilian real, Colombian peso, Chilean
peso and Argentine peso against the USD, and long
exposure to the Canadian dollar against the euro. We closed
our position in the Argentine peso. During the third quarter
2022, we reduced our bond exposure in Mexico but took
on a new position in the fourth quarter. We added to and
extended duration in our Colombian peso position, and
extended duration in Brazil.
During the period, we used currency forwards and currency
options to actively manage currency exposures.
Over the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies and sovereign credit exposures had a neutral
effect. Among currencies, positions in the South Korean won,
Indonesian rupiah, Chinese yuan, Indian rupee, Colombian
peso, Argentine peso and Ghanaian cedi detracted from
absolute performance. However, the Fund’s position in
the euro (net negative for much of the period) and tactical
positioning in the Japanese yen and Brazilian real were
positive contributors to absolute results. The Fund’s duration exposures in the U.S. and Ghana detracted from absolute
results, while its duration exposures in Argentina and Brazil contributed.
On a relative basis, during the period under review, the
Fund’s performance fared better than that of its benchmark
index primarily due to interest-rate strategies. Currency
positions and sovereign credit exposures had largely neutral effects on relative results. The Fund maintained duration
exposures primarily in select emerging markets. A lack of
duration exposure in the euro area contributed to relative
performance, as did underweighted duration exposures
in the U.S., the U.K. and Japan. Overweighted duration
exposures in Argentina and Brazil also contributed to
relative results, while duration exposure to Ghana detracted.
Among currencies, tactical positioning in the Japanese
yen contributed to relative performance, as did the Fund’s
underweighted exposure to the euro and its overweighted
position in the Brazilian real. However, overweighted
positions in the Colombian peso, Argentine peso, Indonesian
rupiah, South Korean won, Indian rupee and Ghanaian cedi
detracted from relative results.
Thank you for your continued participation in Templeton
Global Bond Fund. We look forward to serving your future
investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Templeton Global Bond Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -6.17% -9.64%
5-Year -13.22% -3.53%
10-Year -6.20% -1.02%
Advisor
1-Year -5.95% -5.95%
5-Year -12.16% -2.56%
10-Year -3.82% -0.39%
See page 8 for Performance Summary footnotes.

Templeton Global Bond Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

Templeton Global Bond Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia's military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The FTSE WGBI measures the performance of fixed-rate, local currency, investment-grade sovereign bonds and is stated in U.S. dollar terms.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Tax Return
of Capital
A $0.4079
C $0.3734
R $0.3880
R6 $0.4427
Advisor $0.4287
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.97% 0.98%
Advisor 0.72% 0.73%

Your Fund’s Expenses
Templeton Global Bond Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.20 $4.33 $1,020.89 $4.36 0.86%
C $1,000 $1,006.10 $6.37 $1,018.86 $6.41 1.26%
R $1,000 $1,007.00 $5.58 $1,019.65 $5.61 1.10%
R6 $1,000 $1,011.70 $2.30 $1,022.92 $2.31 0.45%
Advisor $1,000 $1,009.60 $3.07 $1,022.15 $3.09 0.61%

franklintempleton.com
Annual Report
Templeton Global Total Return Fund
This annual report for Templeton Global Total Return Fund
covers the fiscal year ended December 31 , 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks total investment return consisting of a
combination of interest income, capital appreciation and
currency gains. Under normal market conditions, the Fund
invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of
governments, government agencies and government-related
or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or
in another currency. Bonds include debt securities of any
maturity, such as bonds, notes, bills and debentures.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -12.53% cumulative total return. In comparison,
the global fixed income market, as measured by the Fund’s
benchmark, the Bloomberg Multiverse Index, posted a
-16.01% cumulative total return for the same period.
1
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*Includes securities determined to have no value at 12/31/22.
**Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we consider various factors including evaluation of interest rates, currency
exchange rate changes and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding what we believe to be compelling risk-adjusted yields in various
local-currency bond markets, specifically in countries with
resilient economies and strong trade dynamics. We were
significantly underweight developed market duration in the
U.S. and the euro area (less so later in the year), with a
preference for the higher yields available in select emerging market local-currency bonds, notably including Indonesia,
India, Thailand, Brazil, and Colombia.
At the beginning of the period, the Fund held overweight
positions in specific currencies against the USD and the
euro. In Asia, we held notable exposures to the South
Korean won, Chinese yuan, Indonesian rupiah, Indian rupee
and Singapore dollar, while holding an underweight in the
Japanese yen. We closed our exposure to the Japanese
yen in March 2022, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. During the third quarter 2022, after it had
subsequently weakened significantly, we re-established a
position in the Japanese yen and also added new exposure
in Malaysian ringgit. We reduced exposure in the Chinese
Portfolio Composition
12/31/22
% of Total Net
Assets
Foreign Government and Agency Securities 62.0%
U.S. Government and Agency Securities 7.4%
Other 0.0% *
Short-Term Investments & Other Net Assets** 30.6%
Geographic Composition
12/31/22
% of Total
Net Assets
Americas 28.5%
Asia Pacific 26.4%
Other Europe 7.4%
Middle East & Africa 7.1%
Short-Term Investments & Other Net Assets 30.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
44
.

Templeton Global Total Return Fund

franklintempleton.com
Annual Report
yuan, Indonesian rupiah and Indian rupee and closed
our position in the Singapore dollar. We had exited our
underweight position in the Australian dollar which had been used to hedge against emerging market beta risks and
closed our position in the New Zealand dollar.
In EMEA (Europe, Middle East and Africa), the Fund initially held overweight positions in the Norwegian krone and the
Swedish krona against the euro. We closed our Russian
ruble position and our local-currency positions in Egypt and
Turkey and added a new USD-denominated sovereign credit
exposure in Egypt. We also added a position in the British
pound against the euro in April 2022, which we exited in the fourth quarter. We closed the Swedish krona position and
reduced our short in the euro during the third and fourth
quarters, given that the currency had already weakened
significantly. Lastly, we added a new Hungarian forint
position and reduced our Norwegian Krone and Ghanaian
cedi exposure.
In the Americas, we started the period holding long
exposures to the Brazilian real, Colombian peso, Chilean
peso, Mexican peso and Argentine peso against the USD,
and long exposure to the Canadian dollar against the euro.
We closed our position in the Argentine peso. During the
third quarter 2022, we closed our bond exposure in Mexico
but took on a new position in the fourth quarter. We added
to and extended duration in our Colombian peso position,
and extended duration in Brazil. We opened a new USD-
denominated sovereign exposure to the Dominican Republic.
During the period, we used currency forwards and currency
options to actively manage currency exposures, as well as
using interest-rate swaps to hedge duration exposure in
specific sovereign credit positions.
Over the period, the Fund’s negative absolute performance
was primarily due to currency positions, followed by overall credit exposures. Interest-rate strategies contributed to
absolute results. Among currencies, the Fund’s position
in the Russian ruble for part of the period detracted from
absolute performance, as did positions in the Ghanaian
cedi, Argentine peso, Colombian peso, South Korean
won, Chinese yuan, Indian rupee and Indonesian rupiah.
However, positions in the Brazilian real and Japanese yen
contributed to absolute results. Among credit exposures,
sub-investment-grade sovereign credits detracted from
absolute return. The Fund maintained duration exposures
primarily in select emerging markets. Duration exposures in
Argentina and Brazil contributed to absolute performance,
while duration exposure in Ghana detracted.
On a relative basis, during the period under review, the
Fund’s performance fared better than that of its benchmark
index primarily due to interest-rate strategies, followed
by overall credit exposures. Currency positions detracted
from relative results. The Fund maintained duration
exposures primarily in select emerging markets. A lack of
duration exposure in the euro area contributed to relative
performance, as did underweighted duration exposures
in the U.S., the U.K. and Japan. Overweighted duration
exposures in Argentina and Brazil also contributed to
relative results, while overweighted duration exposure in
Ghana detracted. Among credit exposures, underweighted
exposure to investment-grade corporate bonds and
investment-grade sovereign credits contributed to relative
return, while overweighted exposure to sub-investment-
grade sovereign credits detracted. Among currencies, the
Fund’s overweighted position in the Russian ruble for part
of the period detracted from relative performance, as did
overweighted positions in the Ghanaian cedi, Argentine
peso, Colombian peso, Indian rupee, South Korean won
and Indonesian rupiah. However, tactical positioning in
the Japanese yen contributed to relative results, as did
the Fund’s underweighted exposure to the euro and its
overweighted position in the Brazilian real.
Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Templeton Global Total Return Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -12.53% -15.80%
5-Year -19.36% -4.94%
10-Year -11.13% -1.55%
Advisor
1-Year -12.28% -12.28%
5-Year -18.23% -3.95%
10-Year -8.77% -0.91%
See page 14 for Performance Summary footnotes.

Templeton Global Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

Templeton Global Total Return Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in developing markets involve heightened risks related to the same factors.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid.
Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be consid-
ered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global
Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Tax Return
of Capital
A $0.5226
C $0.4902
R $0.5034
R6 $0.5540
Advisor $0.5417
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.17% 1.18%
Advisor 0.92% 0.93%

Your Fund’s Expenses
Templeton Global Total Return Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,008.90 $5.67 $1,019.57 $5.70 1.12%
C $1,000 $1,006.80 $7.74 $1,017.49 $7.78 1.53%
R $1,000 $1,009.00 $6.92 $1,018.32 $6.95 1.37%
R6 $1,000 $1,011.00 $3.60 $1,021.63 $3.62 0.71%
Advisor $1,000 $1,011.60 $4.47 $1,020.76 $4.49 0.88%

franklintempleton.com
Annual Report
Templeton International Bond Fund
This annual report for Templeton International Bond Fund
covers the fiscal year ended December 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
and growth of income. Under normal market conditions,
the Fund invests at least 80% of its net assets in bonds.
For purposes of the Fund’s 80% policy, bonds include
derivative instruments or other investments that have
economic characteristics similar to bonds. Bonds include
debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds
issued by governments, government-related entities and
government agencies located outside of the U.S.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -5.90% cumulative total return. In comparison, the
Fund’s benchmark, the FTSE Non-USD World Government
Bond Index (WGBI), which measures performance of
investment-grade, non-U.S. world government bond
markets, posted a cumulative total return of -22.07% in U.S.
dollar terms for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We invest selectively in non-U.S. bonds around the world
based upon our assessment of changing market, political
and economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options. The Fund may also
enter into various other transactions involving derivatives, including interest-rate/bond futures and swap agreements
(which may include interest rate and credit default swaps).
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding what we believe to be compelling risk-adjusted yields in various
local-currency bond markets, specifically in countries with
resilient economies and strong trade dynamics. We were
significantly underweight developed market duration in the
U.S. and the euro area (less so later in the year), with a
preference for the higher yields available in select emerging market local-currency bonds, notably including Indonesia,
India, Thailand, Brazil, and Colombia.
At the beginning of the period, the Fund held overweight
positions in specific currencies against the USD and the
euro. In Asia, we held notable exposures to the South
Korean won, Chinese yuan, Indonesian rupiah, Indian rupee
and Singapore dollar, while holding an underweight in the
Japanese yen. We closed our exposure to the Japanese
yen in March 2022, primarily due to expected depreciation
pressures on the currency from widening rate differentials
with the U.S. During the third quarter 2022, after it had
subsequently weakened significantly, we re-established
a position in the Japanese yen, and reduced exposure in
the Chinese yuan, Indonesian rupiah, Indian rupee and
Singapore dollar. We exited our underweight position in the
Portfolio Composition
12/31/22
% of Total Net
Assets
Foreign Government and Agency Securities 57.5%
Short-Term Investments & Other Net Assets* 42.5%
Geographic Composition
12/31/22
% of Total
Net Assets
Asia 34.9%
Latin America & Caribbean 16.3%
Australia & New Zealand 4.5%
Middle East & Africa 1.8%
Short-Term Investments & Other Net Assets 42.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
56
.

Templeton International Bond Fund

franklintempleton.com
Annual Report
Australian dollar which had been used to hedge against
emerging market beta risks.
In EMEA (Europe, Middle East and Africa), the Fund initially held overweight positions in the Norwegian krone and the
Swedish krona against the euro. We added a position in
the British pound against the euro in April 2022 which we
exited in the fourth quarter. We closed the Swedish krona
position in the third quarter 2022 as well as reduced our
Norwegian krone position. We reduced our short in the euro
during the third and fourth quarters, given that the currency had already weakened significantly, and added a new long
Hungarian forint position. We also reduced our Ghanaian
cedi exposure.
In the Americas, we started the period holding long
exposures to the Brazilian real, Colombian peso, Chilean
peso and Argentine peso against the USD, and long
exposure to the Canadian dollar against the euro. We
closed our position in the Argentine peso. We added to and
extended duration in our Colombian peso position, also
extended duration in Brazil and added a new long position in the Mexican peso.
During the period, we used currency forwards to actively
manage currency exposures.
Over the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed moderately, while sovereign credit
exposures had a neutral effect. Among currencies, positions
in the South Korean won, Indonesian rupiah, Chinese
yuan, Indian rupee, Colombian peso, Argentine peso and
Ghanaian cedi detracted from absolute performance.
However, tactical positioning in the Japanese yen and
exposure to the Brazilian real were positive contributors to absolute results. The Fund’s duration exposure in Argentina
contributed to absolute results, while its position in South
Korea detracted.
On a relative basis, during the period under review, the
Fund’s performance fared better than that of its benchmark
index primarily due to interest-rate strategies, followed by currency positions. Sovereign credit exposures had a largely neutral effect on relative results. The Fund maintained
duration exposures primarily in select emerging markets.
A lack of duration exposure in the euro area contributed
to relative performance, as did underweighted duration
exposures in the U.K. and Japan. Overweighted duration
exposure in Argentina also contributed to relative results.
Among currencies, tactical positioning in the Japanese
yen contributed to relative performance, as did the Fund’s
underweighted exposure to the euro. However, overweighted
positions in the Colombian peso, Argentine peso, Indonesian
rupiah, South Korean won, Chinese yuan, Indian rupee and
Ghanaian cedi detracted from relative results.
Thank you for your continued participation in Templeton
International Bond Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Templeton International Bond Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -5.90% -9.45%
5-Year -14.06% -3.72%
10-Year -14.22% -1.90%
Advisor
1-Year -5.68% -5.68%
5-Year -13.07% -2.76%
10-Year -12.08% -1.28%
See page 20 for Performance Summary footnotes.

Templeton International Bond Fund
Performance Summary

franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

Templeton International Bond Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The FTSE Non-USD WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets; it includes all WGBI countries except the U.S. and is stated in U.S. dollar terms.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Tax Return
of Capital
A $0.3583
C $0.3255
R $0.3405
R6 $0.3946
Advisor $0.3761
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.01% 1.39%
Advisor 0.76% 1.01%

Your Fund’s Expenses
Templeton International Bond Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,012.60 $6.24 $1,019.01 $6.26 1.23%
C $1,000 $1,010.20 $8.23 $1,017.02 $8.26 1.62%
R $1,000 $1,011.40 $7.53 $1,017.72 $7.55 1.48%
R6 $1,000 $1,015.60 $3.30 $1,021.93 $3.31 0.65%
Advisor $1,000 $1,013.70 $5.04 $1,020.20 $5.06 0.99%

franklintempleton.com
Annual Report
Templeton Sustainable Emerging Markets Bond Fund
This annual report for Templeton Sustainable Emerging
Markets Bond Fund covers the fiscal year ended December
31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation as
a secondary goal. Under normal market conditions, the Fund
invests at least 80% of its net assets in a non-diversified
portfolio of bonds issued by emerging market countries.
The Fund’s investment strategy emphasizes the current and
projected sustainability efforts of emerging market countries in certain environmental, social and governance (ESG)
categories. For purposes of the Fund’s 80% policy, bonds
issued by entities located in emerging markets countries
include derivative instruments and other investments that
have economic characteristics similar to such securities.
*Includes securities determined to have no value at 12/31/2022.
**Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -10.51% cumulative total return. In comparison,
U.S. dollar-denominated emerging market bonds, as
measured by the Fund’s new benchmark, the J.P. Morgan
(JPM) Government Bond Index-Emerging Markets (GBI-
EM) Global Diversified Index, posted a -11.68% cumulative
total return in U.S. dollar terms for the same period.
1
The
Fund’s prior benchmark, the J.P. Morgan (JPM) Emerging
Markets Bond Index (EMBI) Global Index, posted a -16.45%
cumulative total return in U.S. dollar terms for the same
period.
2
The JPM GBI-EM Global Diversified Index is
replacing the JPM EMBI Global Index as the Fund’s primary
benchmark because the investment manager believes
that the benchmark better reflects the Fund’s investment
strategies. You can find more of the Fund’s performance
data in the Performance Summary beginning on page 25 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Over the 12-month period ending December 31, 2022, as
prospects were improving for the global economy, which
was emerging from the worst of the pandemic slowdown,
Russia invaded Ukraine, precipitating a war, in late
February 2022. The dominant themes of the year under
review—high inflation, tighter monetary policy, rising bond
yields, a stronger U.S. dollar (USD), and weakening global
growth—were thus in the shadow of (and in some instances
exacerbated by) the war.
Inflation rates pushed higher over the year, with energy and food prices, after Russia’s invasion of Ukraine, a significant impetus. Inflation across many countries showed similar
patterns, whereby the upcycle was spurred by these factors
and then spread wider into core measures, often reaching a
multi-year high along the way, while headline inflation started to peak and recede nearer year-end as the effects of the
food and energy price spikes dissipated.
A number of the emerging market central banks who were
early movers, particularly in Latin America, have paused
hiking rates and even signalled that rates may have peaked,
as have some banks in eastern Europe. That said, most
also appear willing to keep rates at high levels until they are more confident of a disinflationary trend resulting, rather than quickly moving to unwind the rate hiking cycle.
The USD gained significantly against almost all other
currencies in 2022, supported by hawkish U.S. Federal
Reserve (Fed) policy, growth differentials were in favor of
the U.S. (as U.S. growth benefited from post-pandemic
reopening/normalization), while continued COVID-19
lockdowns disadvantaged Asian growth and the war affected
growth in Europe, amidst continued geopolitical concerns. As
Portfolio Composition
12/31/22
% of Total Net
Assets
Foreign Government and Agency Securities 87.7%
Corporate Bonds 3.2%
Other 0.0% *
Short-Term Investments & Other Net Assets** 9.1%
1. Source: FactSet.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
64
.

Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Annual Report
some of these factors started to moderate towards year-end,
the USD slid off its highs of 2022.
Investment Strategy
We invest selectively in bonds from emerging markets
around the world to seek to generate income for the Fund,
pursuing opportunities while monitoring changes in interest
rates, currency exchange rates and credit risks. At least
80% of the Fund’s net assets are invested in or exposed
to government bonds of emerging market countries based
on such countries’ scores related to environmental, social
and governance considerations. We manage the Fund’s
exposure to derivative instruments and regularly use
currency and contracts and may also use currency and
currency index futures contracts and currency options. We
may also use other derivative instruments, such as interest
rate/bond futures contracts and swap agreements.
Manager’s Discussion
In bonds, we continued to maintain low portfolio duration,
while aiming at a high overall portfolio yield by holding what we believe to be compelling risk-adjusted yields in various
local-currency bond markets, specifically in countries with
resilient economies and strong trade dynamics.
At the beginning of the period, the Fund held overweight
positions in specific currencies against the USD. In Asia, we held notable exposures to the South Korean won, Chinese
yuan, Indonesian rupiah, Indian rupee and Thai baht. We
exited our underweight position in the Australian dollar which had been used to hedge against emerging market beta risks.
We added new exposures to the Singapore dollar, Malaysia
ringgit and the Japanese yen and reduced exposures to the
Indonesian rupiah and Indian rupee.
In EMEA (Europe, Middle East and Africa), the Fund
initially held overweight positions in Egypt and Ghana.
We switched our local currency Egyptian exposure into a
dollar-denominated Egyptian sovereign bond. Russian ruble
exposure was closed out in the first quarter of 2022. We
added exposure in Czechia and reduced our Ghanaian cedi
exposure. We opened a short euro position in the second
quarter and closed it in the fourth quarter 2022.
In the Americas, we started the period holding long
exposures to the Brazilian real, Colombian peso, Chilean
peso, Peruvian sol and Argentine peso against the USD. We
closed our local-currency position in the Argentine peso and added to our Peruvian exposure. We added a new USD-
denominated sovereign credit exposure in the Dominican
Republic. We also added to and extended duration in our
Colombian peso position, and extended duration in Brazil
and Peru.
During the period, we used currency forwards to actively
manage currency exposures, as well as using interest-rate
swaps to hedge duration exposure in specific sovereign
credit positions.
Over the period, the Fund’s negative absolute performance
was primarily due to currency positions, followed by overall credit exposures. Interest-rate strategies contributed to
absolute results. Among currencies, the Fund’s position
in the Russian ruble for part of the period detracted from
absolute performance, as did positions in the Colombian
peso, Ghanaian cedi, Indonesian rupiah and Indian rupee.
However, the Fund’s position in the Brazilian real contributed to absolute results. Among credit exposures, positions in
Latin America detracted from absolute return. The Fund
maintained duration exposures in select emerging markets.
Duration exposure in Chile also contributed to absolute
performance.
Thank you for your participation in Templeton Sustainable
Emerging Markets Bond Fund. We look forward to serving
your future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Vivian Guo
Jaap Willems
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any
Geographic Composition
12/31/22
% of Total
Net Assets
Americas 38.6%
Asia Pacific 26.0%
Supranational 13.0%
Middle East & Africa 10.0%
Europe 3.3%
Short-Term Investments & Other Net Assets 9.1%

Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Annual Report
market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -10.51% -13.91%
5-Year -22.80% -5.77%
Since Inception (4/1/13) -11.79% -1.66%
Advisor
1-Year -10.28% -10.28%
5-Year -21.79% -4.80%
Since Inception (4/1/13) -9.69% -1.04%
See page 27 for Performance Summary footnotes.

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/1/13–12/31/22)
Advisor Class
(4/1/13–12/31/22)

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency rate fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those re-
lating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the
Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The man-
ager’s environmental social and governance (ESG) investment strategies may limit the types and number of investment opportunities available and, as a result, may underperform strategies that are not subject to such criteria. ESG factors or criteria are subjective and qualitative, and the analysis by the manager may not always accurately assess ESG practices of a security or issuer, or reflect the opinions of the other investors or advisors. There is no guarantee that the strategy's
ESG directives will be successful or will result in better performance and may not work as intended. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Changes in interest rates will affect the value of the Fund’s portfolio, share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investments in lower rated securities include higher risks of default and loss of principal. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: FactSet. The JPM Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks local currency bonds issued by emerging markets. The index was created to capture a diverse set of countries that most investors can access and replicate through bonds or derivatives. The JPM Emerging Markets Bond Index
(EMBI) Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Tax Return
of Capital
A $0.3063
C $0.2803
R $0.2905
R6 $0.3209
Advisor $0.3161
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.15% 2.77%
Advisor 0.90% 2.52%

Your Fund’s Expenses
Templeton Sustainable Emerging Markets Bond Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,007.10 $5.44 $1,019.78 $5.48 1.08%
C $1,000 $1,006.70 $7.79 $1,017.45 $7.83 1.54%
R $1,000 $1,005.50 $7.05 $1,018.17 $7.10 1.39%
R6 $1,000 $1,008.30 $4.41 $1,020.81 $4.44 0.87%
Advisor $1,000 $1,010.00 $4.52 $1,020.71 $4.55 0.89%

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.84 $9.80 $10.69 $11.30 $11.89
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.42 0.41 0.59 0.59
Net realized and unrealized gains (losses) ........... (0.88) (0.90) (0.85) (0.54) (0.44)
Total from investment operations .................... (0.54) (0.48) (0.44) 0.05 0.15
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.01) (0.66) (0.74)
Tax return of capital ............................ (0.41) (0.48) (0.44) — —
Total distributions ............................... (0.41) (0.48) (0.45) (0.66) (0.74)
Net asset value, end of year ....................... $7.89 $8.84 $9.80 $10.69 $11.30
Total return
c
................................... (6.17)% (5.06)% (4.14)% 0.35% 1.27%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.97% 0.93% 0.92% 0.94%
Expenses net of waiver and payments by affiliates ....... 0.94% 0.96% 0.91% 0.85% 0.86%
d
Net investment income ........................... 4.14% 4.51% 4.03% 5.27% 4.99%
Supplemental data
Net assets, end of year (000’s) ..................... $2,492,812 $3,478,172 $4,749,790 $6,514,630 $8,375,227
Portfolio turnover rate ............................ 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.88 $9.83 $10.72 $11.33 $11.92
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.38 0.37 0.55 0.54
Net realized and unrealized gains (losses) ........... (0.89) (0.90) (0.85) (0.55) (0.44)
Total from investment operations .................... (0.58) (0.52) (0.48) — 0.10
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.01) (0.61) (0.69)
Tax return of capital ............................ (0.37) (0.43) (0.40) — —
Total distributions ............................... (0.37) (0.43) (0.41) (0.61) (0.69)
Net asset value, end of year ....................... $7.93 $8.88 $9.83 $10.72 $11.33
Total return
c
................................... (6.53)% (5.38)% (4.52)% 0.06% 0.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.36% 1.33% 1.32% 1.34%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.36%
d
1.31% 1.25% 1.26%
e
Net investment income ........................... 3.78% 4.07% 3.65% 4.87% 4.59%
Supplemental data
Net assets, end of year (000’s) ..................... $126,600 $224,611 $682,582 $1,392,223 $2,218,852
Portfolio turnover rate ............................ 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.84 $9.80 $10.69 $11.30 $11.89
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.40 0.38 0.56 0.56
Net realized and unrealized gains (losses) ........... (0.88) (0.91) (0.84) (0.54) (0.44)
Total from investment operations .................... (0.56) (0.51) (0.46) 0.02 0.12
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.01) (0.63) (0.71)
Tax return of capital ............................ (0.39) (0.45) (0.42) — —
Total distributions ............................... (0.39) (0.45) (0.43) (0.63) (0.71)
Net asset value, end of year ....................... $7.89 $8.84 $9.80 $10.69 $11.30
Total return .................................... (6.40)% (5.30)% (4.38)% 0.10% 1.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.22% 1.18% 1.17% 1.19%
Expenses net of waiver and payments by affiliates ....... 1.19% 1.21% 1.16% 1.10% 1.11%
c
Net investment income ........................... 3.87% 4.26% 3.79% 5.02% 4.74%
Supplemental data
Net assets, end of year (000’s) ..................... $111,601 $137,543 $170,554 $208,853 $239,671
Portfolio turnover rate ............................ 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.80 $9.75 $10.64 $11.25 $11.85
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.45 0.45 0.62 0.63
Net realized and unrealized gains (losses) ........... (0.88) (0.89) (0.85) (0.53) (0.45)
Total from investment operations .................... (0.51) (0.44) (0.40) 0.09 0.18
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.01) (0.70) (0.78)
Tax return of capital ............................ (0.44) (0.51) (0.48) — —
Total distributions ............................... (0.44) (0.51) (0.49) (0.70) (0.78)
Net asset value, end of year ....................... $7.85 $8.80 $9.75 $10.64 $11.25
Total return .................................... (5.79)% (4.59)% (3.79)% 0.73% 1.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.63% 0.58% 0.57% 0.59%
Expenses net of waiver and payments by affiliates ....... 0.52% 0.58% 0.54% 0.48% 0.49%
c
Net investment income ........................... 4.56% 4.85% 4.42% 5.64% 5.36%
Supplemental data
Net assets, end of year (000’s) ..................... $688,345 $944,502 $2,273,175 $4,407,299 $4,084,816
Portfolio turnover rate ............................ 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.80 $9.75 $10.64 $11.25 $11.85
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.44 0.43 0.61 0.61
Net realized and unrealized gains (losses) ........... (0.88) (0.89) (0.84) (0.54) (0.44)
Total from investment operations .................... (0.52) (0.45) (0.41) 0.07 0.17
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.01) (0.68) (0.77)
Tax return of capital ............................ (0.43) (0.50) (0.47) — —
Total distributions ............................... (0.43) (0.50) (0.48) (0.68) (0.77)
Net asset value, end of year ....................... $7.85 $8.80 $9.75 $10.64 $11.25
Total return .................................... (5.95)% (4.74)% (3.92)% 0.60% 1.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.69% 0.67% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.69% 0.71% 0.66% 0.60% 0.61%
c
Net investment income ........................... 4.41% 4.74% 4.31% 5.52% 5.24%
Supplemental data
Net assets, end of year (000’s) ..................... $2,284,522 $3,641,639 $7,050,610 $14,244,707 $18,506,219
Portfolio turnover rate ............................ 16.01% 28.44% 60.07% 32.63% 19.86%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2022
Templeton Global Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 44.4%
Brazil 1.9%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 433,584,000 BRL $ 75,937,348
10%, 1/01/31 .................. 208,480,000 BRL 34,555,779
110,493,127
Colombia 4.8%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,384,399
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 1,988,224
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 359,411,500,000 COP 72,242,062
B, 6.25%, 11/26/25 .............. 126,303,000,000 COP 22,327,816
B, 7.5%, 8/26/26 ............... 172,321,200,000 COP 30,414,804
B, 5.75%, 11/03/27 .............. 91,769,000,000 COP 14,358,590
B, 6%, 4/28/28 ................. 322,225,100,000 COP 49,742,924
B, 7.75%, 9/18/30 .............. 295,978,800,000 COP 46,029,664
a
B, 7%, 3/26/31 ................. 110,158,200,000 COP 16,094,188
B, 7%, 6/30/32 ................. 107,691,000,000 COP 15,156,194
B, 6.25%, 7/09/36 .............. 18,484,000,000 COP 2,204,933
271,943,798
Ghana 1.7%
Ghana Government Bond ,
19.75%, 3/25/24 ................ 186,550,000 GHS 15,184,808
18.3%, 3/02/26 ................ 6,300,000 GHS 371,393
19%, 11/02/26 ................. 833,825,000 GHS 46,504,491
19.75%, 3/15/32 ................ 820,425,000 GHS 34,796,042
96,856,734
India 4.7%
India Government Bond ,
8.2%, 9/24/25 ................. 320,200,000 INR 3,966,487
7.59%, 1/11/26 ................. 4,022,000,000 INR 49,195,611
7.27%, 4/08/26 ................ 1,448,000,000 INR 17,554,955
8.33%, 7/09/26 ................ 8,401,000,000 INR 104,981,407
7.26%, 1/14/29 ................ 6,911,000,000 INR 83,446,998
Senior Note, 5.15%, 11/09/25 ...... 622,300,000 INR 7,143,200
266,288,658
Indonesia 8.8%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 42,807,339
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 38,190,843
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 17,030,836
FR46, 9.5%, 7/15/23 ............ 1,653,114,000,000 IDR 108,638,594
FR59, 7%, 5/15/27 .............. 502,090,000,000 IDR 33,101,440
FR70, 8.375%, 3/15/24 .......... 2,197,357,000,000 IDR 145,857,269
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 10,537,916
FR86, 5.5%, 4/15/26 ............ 1,712,391,000,000 IDR 107,907,857
504,072,094
Mexico 1.7%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 1,682,600,000 MXN 77,237,984

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
Mexican Bonos Desarr Fixed Rate,
(continued)
M 20, Senior Bond, 8.5%, 5/31/29 .. 384,700,000 MXN $ 19,213,927
96,451,911
Norway 9.4%
b
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 1,503,753,000 NOK 152,823,113
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 2,921,308,000 NOK 297,652,141
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK 88,394,572
538,869,826
South Korea 8.0%
Korea Treasury Bonds ,
1.875%, 3/10/24 ................ 58,662,000,000 KRW 45,594,639
1.375%, 9/10/24 ................ 385,853,010,000 KRW 294,686,926
3%, 9/10/24 ................... 146,030,000,000 KRW 114,575,190
454,856,755
Thailand 3.4%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 3,255,070,000 THB 92,899,077
1%, 6/17/27 ................... 2,318,690,000 THB 64,331,228
Senior Note, 0.66%, 11/22/23 ...... 1,302,120,000 THB 37,394,627
194,624,932
Total Foreign Government and Agency Securities (Cost $3,281,297,958) ...........
2,534,457,835
U.S. Government and Agency Securities 21.7%
United States 21.7%
U.S. Treasury Notes ,
4.5%, 11/30/24 ................. 145,679,000 145,696,072
1.75%, 12/31/24 ................ 145,678,000 138,303,051
2.875%, 5/31/25 ................ 37,950,000 36,697,354
2.625%, 12/31/25 ............... 418,885,000 400,656,960
1.625%, 2/15/26 ................ 226,420,000 209,473,878
2.125%, 5/31/26 ................ 103,431,000 96,804,952
1.625%, 10/31/26 ............... 226,430,000 206,732,358
1,234,364,625
Total U.S. Government and Agency Securities (Cost $1,333,575,839) ..............
1,234,364,625
Total Long Term Investments (Cost $4,614,873,797) .............................
3,768,822,460

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 31.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 23.6%
Brazil 8.9%
c
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 206,720,000 BRL $ 34,519,108
7/01/24 ...................... 764,550,000 BRL 120,630,432
1/01/25 ...................... 2,370,780,000 BRL 353,241,453
508,390,993
Japan 10.1%
c
Japan Treasury Bills ,
1/25/23 ...................... 11,304,600,000 JPY 86,116,879
2/27/23 ...................... 9,672,700,000 JPY 73,698,052
5/10/23 ...................... 25,360,000,000 JPY 193,273,481
9/20/23 ...................... 28,889,900,000 JPY 220,211,354
573,299,766
Singapore 4.6%
c
Singapore Treasury Bills , 5/30/23 ....
358,260,000 SGD 262,821,408
Total Foreign Government and Agency Securities (Cost $1,335,510,484) ...........
1,344,512,167
Shares
Money Market Funds 7.5%
United States 7.5%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 428,932,984 428,932,984
Total Money Market Funds (Cost $428,932,984) .................................
428,932,984
a a a a a
Total Short Term Investments (Cost $1,764,443,468 ) .............................
1,773,445,151
a a a
Total Investments (Cost $6,379,317,265) 97.2% ..................................
$5,542,267,611
Other Assets, less Liabilities 2.8% .............................................
161,612,051
Net Assets 100.0% ...........................................................
$5,703,879,662
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $538,869,826, representing 9.4% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... CITI Buy 856,161,690 127,741,475 1/11/23 $ — $ (3,959,074)
Euro ............. HSBK Buy 87,170,000 91,408,641 1/11/23 1,947,752 —
Euro ............. HSBK Sell 256,580,000 252,374,654 1/11/23 — (22,414,647)
Indian Rupee ...... HSBK Buy 2,559,257,100 31,766,758 1/11/23 — (848,575)
Indian Rupee ...... JPHQ Buy 2,823,969,900 34,244,881 1/11/23 — (128,724)
South Korean Won .. MSCO Buy 147,734,000,000 112,748,226 1/17/23 4,597,629 —
South Korean Won .. JPHQ Buy 37,708,300,000 28,946,265 1/18/23 1,006,078 —
Euro ............. DBAB Sell 155,497,462 1,645,112,308 SEK 1/19/23 — (8,842,677)
Swedish Krona ..... DBAB Sell 1,645,112,308 155,658,627 EUR 1/19/23 9,015,386 —
Chilean Peso ...... GSCO Buy 18,813,550,000 19,556,705 1/20/23 2,573,110 —
Chilean Peso ...... GSCO Sell 9,888,000,000 11,059,166 1/20/23 — (571,792)
Chilean Peso ...... JPHQ Buy 17,871,274,547 18,111,249 1/24/23 2,898,454 —
Euro ............. BZWS Sell 69,550,000 68,971,344 1/25/23 — (5,593,764)
Euro ............. DBAB Sell 91,387,000 100,708,824 1/25/23 2,732,095 —
South Korean Won .. CITI Buy 73,606,900,000 56,673,006 1/25/23 1,800,242 —
Canadian Dollar .... HSBK Buy 301,760,000 225,271,332 2/03/23 — (2,364,592)
Canadian Dollar .... HSBK Sell 301,760,000 215,690,273 EUR 2/03/23 8,494,399 —
Euro ............. HSBK Sell 386,610,575 511,912,995 CAD 2/03/23 — (36,626,857)
Chilean Peso ...... JPHQ Buy 29,488,000,000 32,930,929 2/09/23 1,654,927 —
Chilean Peso ...... GSCO Buy 37,210,285,275 40,720,382 2/21/23 2,841,513 —
Chilean Peso ...... MSCO Buy 33,537,277,800 36,646,755 2/21/23 2,615,168 —
Japanese Yen ...... BOFA Buy 15,477,619,440 112,034,885 2/22/23 6,651,772 —
Chilean Peso ...... GSCO Buy 12,107,880,000 14,335,638 3/07/23 — (192,496)
Chinese Yuan ...... BOFA Buy 354,401,030 51,399,714 3/07/23 60,967 —
Chilean Peso ...... GSCO Buy 45,411,400,440 50,597,661 3/15/23 2,371,468 —
Chinese Yuan ...... JPHQ Buy 588,157,946 85,221,756 3/15/23 232,048 —
Indian Rupee ...... CITI Buy 2,857,906,500 34,486,624 3/15/23 — (102,939)
Indian Rupee ...... JPHQ Buy 4,628,008,500 55,839,871 3/15/23 — (159,958)
Japanese Yen ...... BNDP Buy 7,696,725,520 54,933,410 3/15/23 4,255,326 —
Japanese Yen ...... BOFA Buy 27,371,868,200 195,433,077 3/15/23 15,059,847 —
Japanese Yen ...... GSCO Buy 22,289,000,000 153,513,218 3/15/23 17,891,844 —
Japanese Yen ...... JPHQ Buy 8,080,979,530 57,677,612 3/15/23 4,466,082 —
New Zealand Dollar . BOFA Buy 56,380,000 33,887,199 3/15/23 1,931,290 —
New Zealand Dollar . CITI Buy 66,290,000 42,460,402 3/15/23 — (346,042)
New Zealand Dollar . JPHQ Buy 181,180,000 109,002,417 3/15/23 6,102,120 —
South Korean Won .. BNDP Buy 350,486,200,000 253,040,358 3/15/23 25,730,057 —
South Korean Won .. DBAB Buy 66,506,000,000 51,038,717 3/15/23 1,858,958 —
South Korean Won .. HSBK Buy 247,500,000,000 189,364,958 3/15/23 7,492,087 —
South Korean Won .. HSBK Buy 169,800,000,000 122,803,211 3/23/23 12,293,574 —
Euro ............. BZWS Sell 32,638,000 36,250,863 4/25/23 1,049,770 —
Euro ............. DBAB Sell 90,939,000 90,663,819 4/25/23 — (7,416,709)
Euro ............. HSBK Sell 20,687,366 28,148,471 CAD 5/03/23 — (1,508,876)
Chinese Yuan ...... CITI Buy 841,154,240 122,223,484 6/07/23 764,405 —
Indian Rupee ...... JPHQ Buy 2,589,343,200 30,930,457 6/14/23 10,964 —
Japanese Yen ...... DBAB Buy 35,628,107,310 265,623,901 6/15/23 12,058,325 —
Japanese Yen ...... MSCO Buy 15,600,000,000 118,104,424 6/21/23 3,586,902 —
Chilean Peso ...... GSCO Buy 24,095,047,612 24,120,348 7/26/23 3,492,312 —
Mexican Peso ...... MSCO Buy 179,588,000 8,514,338 8/04/23 341,783 —
Mexican Peso ...... MSCO Sell 179,588,000 8,127,993 8/04/23 — (728,128)
Mexican Peso ...... CITI Buy 522,579,750 24,914,790 10/23/23 487,601 —
Mexican Peso ...... CITI Sell 522,579,750 22,751,028 10/23/23 — (2,651,362)
Mexican Peso ...... MSCO Buy 540,623,000 23,797,496 9/03/24 1,295,987 —

Templeton Income Trust
Schedule of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 $ — $ (2,109,277)
Total Forward Exchange Contracts ................................................... $171,662,242 $(96,566,489)
Net unrealized appreciation (depreciation) ............................................ $75,095,753
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  12  regarding other derivative information.
See Abbreviations on page 101 .

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.77 $9.98 $11.02 $11.62 $12.04
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.63 0.43 0.60 0.67
Net realized and unrealized gains (losses) ........... (1.55) (1.14) (1.01) (0.46) (0.47)
Total from investment operations .................... (1.09) (0.51) (0.58) 0.14 0.20
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.02) (0.74) (0.62)
Tax return of capital ............................ (0.52) (0.70) (0.44) — —
Total distributions ............................... (0.52) (0.70) (0.46) (0.74) (0.62)
Net asset value, end of year ....................... $7.16 $8.77 $9.98 $11.02 $11.62
Total return
c
................................... (12.53)% (5.39)% (5.32)% 1.21% 1.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.16% 1.17% 1.08% 1.04% 1.09%
Expenses net of waiver and payments by affiliates ....... 1.14% 1.16% 1.06% 0.96% 1.01%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.14%
d
1.16%
d
1.04% 0.93% 1.01%
d
Net investment income ........................... 5.99% 6.67% 4.19% 5.27% 5.62%
Supplemental data
Net assets, end of year (000’s) ..................... $200,854 $299,056 $482,575 $769,018 $811,990
Portfolio turnover rate ............................ 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.76 $9.96 $11.01 $11.61 $12.02
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.59 0.39 0.56 0.62
Net realized and unrealized gains (losses) ........... (1.56) (1.14) (1.02) (0.46) (0.46)
Total from investment operations .................... (1.12) (0.55) (0.63) 0.10 0.16
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.01) (0.70) (0.57)
Tax return of capital ............................ (0.49) (0.65) (0.41) — —
Total distributions ............................... (0.49) (0.65) (0.42) (0.70) (0.57)
Net asset value, end of year ....................... $7.15 $8.76 $9.96 $11.01 $11.61
Total return
c
................................... (12.92)% (5.72)% (5.80)% 0.81% 1.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.57% 1.56% 1.48% 1.44% 1.49%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.56%
d
1.46% 1.36% 1.41%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.54%
e
1.56%
e
1.44% 1.33% 1.41%
e
Net investment income ........................... 5.63% 6.21% 3.79% 4.87% 5.22%
Supplemental data
Net assets, end of year (000’s) ..................... $19,873 $40,591 $113,438 $237,215 $310,561
Portfolio turnover rate ............................ 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.78 $9.98 $11.03 $11.63 $12.04
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.61 0.40 0.58 0.64
Net realized and unrealized gains (losses) ........... (1.55) (1.14) (1.02) (0.47) (0.46)
Total from investment operations .................... (1.11) (0.53) (0.62) 0.11 0.18
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.02) (0.71) (0.59)
Tax return of capital ............................ (0.50) (0.67) (0.41) — —
Total distributions ............................... (0.50) (0.67) (0.43) (0.71) (0.59)
Net asset value, end of year ....................... $7.17 $8.78 $9.98 $11.03 $11.63
Total return .................................... (12.74)% (5.54)% (5.65)% 0.95% 1.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.41% 1.42% 1.32% 1.29% 1.34%
Expenses net of waiver and payments by affiliates ....... 1.38% 1.41% 1.30% 1.21% 1.26%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.38%
c
1.41%
c
1.28% 1.18% 1.26%
c
Net investment income ........................... 5.72% 6.44% 3.89% 5.02% 5.37%
Supplemental data
Net assets, end of year (000’s) ..................... $3,322 $4,823 $7,741 $7,377 $7,957
Portfolio turnover rate ............................ 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.78 $9.98 $11.03 $11.63 $12.05
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.66 0.47 0.65 0.71
Net realized and unrealized gains (losses) ........... (1.58) (1.13) (1.02) (0.47) (0.47)
Total from investment operations .................... (1.07) (0.47) (0.55) 0.18 0.24
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.02) (0.78) (0.66)
Tax return of capital ............................ (0.55) (0.73) (0.48) — —
Total distributions ............................... (0.55) (0.73) (0.50) (0.78) (0.66)
Net asset value, end of year ....................... $7.16 $8.78 $9.98 $11.03 $11.63
Total return .................................... (12.27)% (4.91)% (5.05)% 1.57% 2.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.85% 0.79% 0.71% 0.69% 0.73%
Expenses net of waiver and payments by affiliates ....... 0.80% 0.77% 0.69% 0.60% 0.65%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.80%
c
0.77%
c
0.67% 0.57% 0.65%
c
Net investment income ........................... 6.47% 7.01% 4.57% 5.63% 5.98%
Supplemental data
Net assets, end of year (000’s) ..................... $47,859 $170,830 $294,519 $876,665 $986,689
Portfolio turnover rate ............................ 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.79 $10.00 $11.04 $11.64 $12.05
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.65 0.46 0.63 0.70
Net realized and unrealized gains (losses) ........... (1.56) (1.14) (1.02) (0.46) (0.46)
Total from investment operations .................... (1.07) (0.49) (0.56) 0.17 0.24
Less distributions from:
Net investment income and net foreign currency gains .. — — (0.02) (0.77) (0.65)
Tax return of capital ............................ (0.54) (0.72) (0.46) — —
Total distributions ............................... (0.54) (0.72) (0.48) (0.77) (0.65)
Net asset value, end of year ....................... $7.18 $8.79 $10.00 $11.04 $11.64
Total return .................................... (12.28)% (5.14)% (5.07)% 1.46% 2.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.92% 0.92% 0.83% 0.79% 0.84%
Expenses net of waiver and payments by affiliates ....... 0.89% 0.91% 0.81% 0.71% 0.76%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.89%
c
0.91%
c
0.78% 0.68% 0.76%
c
Net investment income ........................... 6.31% 6.84% 4.48% 5.52% 5.87%
Supplemental data
Net assets, end of year (000’s) ..................... $203,568 $424,413 $1,104,754 $2,684,044 $2,992,808
Portfolio turnover rate ............................ 35.05% 23.94% 60.89% 27.57% 20.91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2022
Templeton Global Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
1/06/23 ...................... Multiline Retail 37,627,701 —
Senior Secured Note, 144A, PIK, 8%,
1/06/23 ...................... Multiline Retail 14,528,882 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
1/06/23 ...................... Multiline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $46,940,535) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 62.0%
Brazil 3.3%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 81,500,000 BRL 14,273,806
10%, 1/01/31 .................. 8,440,000 BRL 1,398,939
15,672,745
Colombia 7.1%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 7,694,100,000 COP 1,546,522
B, 6.25%, 11/26/25 .............. 9,412,000,000 COP 1,663,851
B, 7.5%, 8/26/26 ............... 131,496,000,000 COP 23,209,129
B, 5.75%, 11/03/27 .............. 6,893,000,000 COP 1,078,510
B, 6%, 4/28/28 ................. 3,883,000,000 COP 599,431
B, 7.75%, 9/18/30 .............. 8,382,000,000 COP 1,303,542
f
B, 7%, 3/26/31 ................. 4,593,500,000 COP 671,113
B, 7%, 6/30/32 ................. 23,937,000,000 COP 3,368,841
B, 6.25%, 7/09/36 .............. 1,849,000,000 COP 220,565
33,661,504
Dominican Republic 2.9%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 8,400,000 6,513,138
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,460,000 1,185,854
Senior Bond, 144A, 5.875%, 1/30/60 8,320,000 6,133,255
13,832,247
Ecuador 5.9%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 33,616,000 15,636,758

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador (continued)
e
Ecuador Government Bond, (continued)
Senior Note, 144A, 5.5%, 7/31/30 .. 19,217,000 $ 12,443,425
28,080,183
Egypt 4.4%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,330,000 988,819
Senior Bond, 144A, 7.3%, 9/30/33 .. 7,530,000 5,364,974
Senior Bond, 144A, 8.5%, 1/31/47 .. 8,190,000 5,484,401
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 686,351
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 549,775
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 2,120,417
Senior Bond, 144A, 8.75%, 9/30/51 . 6,580,000 4,442,816
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,471,533
21,109,086
Ghana 2.7%
Ghana Government Bond ,
16.5%, 2/06/23 ................ 5,060,000 GHS 499,593
18.85%, 9/28/23 ................ 8,700,000 GHS 765,694
19.25%, 12/18/23 ............... 2,890,000 GHS 245,653
18.3%, 3/02/26 ................ 990,000 GHS 58,362
19%, 11/02/26 ................. 107,020,000 GHS 5,968,771
19.75%, 3/15/32 ................ 106,234,000 GHS 4,505,619
Senior Note, 18.5%, 1/02/23 ...... 1,920,000 GHS 192,192
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 47,067
Senior Note, 17.25%, 7/31/23 ...... 7,010,000 GHS 630,791
12,913,742
Hungary 2.9%
Hungary Government Bond ,
1%, 11/26/25 .................. 3,174,900,000 HUF 6,517,496
f
4.75%, 11/24/32 ................ 3,812,000,000 HUF 7,414,762
13,932,258
India 4.1%
India Government Bond ,
7.59%, 1/11/26 ................. 124,600,000 INR 1,524,061
7.27%, 4/08/26 ................ 1,473,200,000 INR 17,860,469
19,384,530
Indonesia 8.4%
Indonesia Government Bond ,
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,080,899
FR46, 9.5%, 7/15/23 ............ 121,516,000,000 IDR 7,985,733
FR59, 7%, 5/15/27 .............. 150,718,000,000 IDR 9,936,431
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 959,532
FR86, 5.5%, 4/15/26 ............ 315,285,000,000 IDR 19,867,968
39,830,563
Malaysia 3.9%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 11,540,000 MYR 2,632,062
3.955%, 9/15/25 ................ 13,570,000 MYR 3,096,524

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.899%, 11/16/27 ............... 56,630,000 MYR $ 12,880,277
18,608,863
Mexico 1.9%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 155,700,000 MXN 7,147,245
M 20, Senior Bond, 8.5%, 5/31/29 .. 35,600,000 MXN 1,778,050
8,925,295
Mongolia 1.2%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 4,345,816
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 173,014
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,114,497
5,633,327
Norway 4.5%
e
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 2,361,000 NOK 239,943
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 205,560,000 NOK 20,944,514
21,184,457
South Korea 3.7%
Korea Treasury Bonds ,
1.375%, 9/10/24 ................ 12,890,900,000 KRW 9,845,147
3%, 9/10/24 ................... 9,675,000,000 KRW 7,591,009
17,436,156
Sri Lanka 0.6%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 677,445
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 1,691,123
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 147,316
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 211,046
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 63,491
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 197,623
2,988,044
Thailand 4.5%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 356,560,000 THB 10,176,154
1%, 6/17/27 ................... 402,200,000 THB 11,158,896
21,335,050
Total Foreign Government and Agency Securities (Cost $389,992,485) ............
294,528,050
U.S. Government and Agency Securities 7.4%
United States 7.4%
U.S. Treasury Notes, 4.5%, 11/30/24 .. 35,265,000 35,269,133
Total U.S. Government and Agency Securities (Cost $35,329,003) .................
35,269,133

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $473,907,382) ...............................
329,797,183
Short Term Investments 27.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 20.2%
Brazil 9.6%
h
Brazil Letras do Tesouro Nacional ,
7/01/24 ...................... 30,950,000 BRL 4,883,281
1/01/25 ...................... 275,720,000 BRL 41,081,726
45,965,007
Japan 10.6%
h
Japan Treasury Bills ,
1/25/23 ...................... 1,039,000,000 JPY 7,914,958
2/27/23 ...................... 1,450,400,000 JPY 11,050,860
5/10/23 ...................... 1,454,000,000 JPY 11,081,216
9/20/23 ...................... 2,655,700,000 JPY 20,242,898
50,289,932
Total Foreign Government and Agency Securities (Cost $96,431,734) ..............
96,254,939
Shares
Money Market Funds 7.6%
United States 7.6%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 36,021,294 36,021,294
Total Money Market Funds (Cost $36,021,294) ..................................
36,021,294
a a a a a
Total Short Term Investments (Cost $132,453,028 ) ...............................
132,276,233
a a a
Total Investments (Cost $606,360,410) 97.2% ...................................
$462,073,416
Other Assets, less Liabilities 2.8% .............................................
13,403,458
Net Assets 100.0% ...........................................................
$475,476,874
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $92,827,344, representing 19.5% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
See Note 7 regarding credit risk and defaulted securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... CITI Buy 6,291,510 938,709 1/11/23 $ — $ (29,093)
Euro ............. HSBK Buy 31,020,000 32,420,700 1/11/23 800,767 —
Euro ............. HSBK Sell 31,020,000 30,511,582 1/11/23 — (2,709,885)
Indian Rupee ...... HSBK Buy 797,617,100 9,898,222 1/11/23 — (262,273)
South Korean Won .. JPHQ Buy 11,907,000,000 9,140,247 1/18/23 317,685 —
South Korean Won .. JPHQ Sell 11,907,000,000 8,374,596 1/18/23 — (1,083,337)
Euro ............. DBAB Sell 2,851,014 30,350,750 SEK 1/19/23 — (144,101)
Swedish Krona ..... DBAB Sell 30,350,749 2,871,753 EUR 1/19/23 166,325 —
Chilean Peso ...... GSCO Buy 4,371,850,000 4,544,543 1/20/23 597,933 —
Chilean Peso ...... JPHQ Buy 1,980,493,553 2,007,087 1/24/23 321,207 —
Euro ............. BZWS Buy 8,627,000 9,175,410 1/25/23 73,664 —
Euro ............. BZWS Sell 8,627,000 8,555,223 1/25/23 — (693,852)
Euro ............. DBAB Buy 10,320,000 10,933,071 1/25/23 131,083 —
Euro ............. DBAB Sell 11,335,000 12,491,214 1/25/23 338,871 —
South Korean Won .. CITI Buy 13,227,400,000 10,184,324 1/25/23 323,509 —
Euro ............. MSCO Sell 7,375,342 76,776,200 NOK 1/27/23 — (64,133)
Norwegian Krone ... MSCO Sell 35,500,000 3,454,381 EUR 1/27/23 76,994 —
Canadian Dollar .... HSBK Buy 61,990,000 46,277,169 2/03/23 — (485,849)
Canadian Dollar .... HSBK Sell 61,990,000 44,309,173 EUR 2/03/23 1,745,330 —
Euro ............. HSBK Sell 65,005,859 86,074,583 CAD 2/03/23 — (6,158,549)
Euro ............. JPHQ Sell 2,326,392 24,300,000 SEK 2/13/23 — (163,341)
Swedish Krona ..... JPHQ Sell 24,300,000 2,311,688 EUR 2/13/23 147,556 —
Indian Rupee ...... HSBK Buy 257,214,374 3,074,814 2/14/23 26,817 —
Chilean Peso ...... JPHQ Buy 1,247,506,447 1,449,999 2/15/23 11,813 —
Chilean Peso ...... GSCO Buy 5,443,964,441 5,957,501 2/21/23 415,721 —
Chilean Peso ...... GSCO Buy 2,675,860,000 3,168,198 3/07/23 — (42,542)
Chinese Yuan ...... BOFA Buy 94,538,690 13,711,195 3/07/23 16,263 —
Chilean Peso ...... GSCO Buy 12,484,811,788 13,910,654 3/15/23 651,980 —
Chinese Yuan ...... BOFA Buy 58,047,670 8,367,714 3/15/23 66,065 —
Chinese Yuan ...... HSBK Buy 23,508,820 3,300,966 3/15/23 114,644 —
Chinese Yuan ...... JPHQ Buy 66,647,640 9,656,979 3/15/23 26,295 —
Euro ............. BOFA Buy 1,840,000 1,966,813 3/15/23 12,463 —
Euro ............. BOFA Sell 10,260,000 10,229,589 3/15/23 — (807,023)
Indian Rupee ...... CITI Buy 1,300,727,980 15,668,355 3/15/23 23,119 (42,319)
Japanese Yen ...... BNDP Buy 706,082,800 5,039,485 3/15/23 390,375 —
Japanese Yen ...... BOFA Buy 2,511,042,560 17,928,655 3/15/23 1,381,561 —
Japanese Yen ...... JPHQ Buy 741,333,530 5,291,233 3/15/23 409,710 —
South Korean Won .. BNDP Buy 6,599,700,000 4,764,782 3/15/23 484,500 —
South Korean Won .. CITI Buy 22,815,900,000 16,985,595 3/15/23 1,161,762 —
South Korean Won .. DBAB Buy 71,250,000,000 54,679,406 3/15/23 1,991,562 —
British Pound ...... DBAB Sell 3,250,000 3,740,567 EUR 4/25/23 95,033 —
Euro ............. BZWS Sell 4,048,000 4,496,093 4/25/23 130,200 —
Euro ............. DBAB Sell 530,000 528,396 4/25/23 — (43,225)
Euro ............. DBAB Sell 3,677,948 3,250,000 GBP 4/25/23 — (27,496)
Euro ............. HSBK Sell 479,297 652,161 CAD 5/03/23 — (34,959)
Japanese Yen ...... DBAB Buy 2,831,454,060 21,109,790 6/15/23 958,305 —
Chilean Peso ...... GSCO Buy 4,503,052,836 4,509,362 7/26/23 651,087 —
Mexican Peso ...... MSCO Buy 22,503,000 1,064,475 8/04/23 45,228 —
Mexican Peso ...... MSCO Sell 22,503,000 1,018,466 8/04/23 — (91,237)
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 162,394 —

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31 , 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 $ — $ (264,304)
Total Forward Exchange Contracts ................................................... $14,267,821 $(13,147,518)
Net unrealized appreciation (depreciation) ............................................ $1,120,303
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 13,000,000 $ 1,064,577 $ — $ 1,064,577
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 6,700,000 923,629 — 923,629
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 3,330,000 359,057 — 359,057
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 3,330,000 335,729 — 335,729
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 3,320,000 345,495 — 345,495
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 4,260,000 375,524 — 375,524
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 1,330,000 112,810 — 112,810
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 710,000 55,528 — 55,528
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 1,750,000 135,670 — 135,670
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 1,720,000 115,846 — 115,846
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 425,000 30,406 — 30,406

Templeton Income Trust
Schedule of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 1,400,000 $ 88,815 $ — $ 88,815
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 1,824,000 135,548 — 135,548
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 1,421,000 69,328 — 69,328
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 1,421,000 110,113 — 110,113
Total Interest Rate Swap Contracts ............................... $4,258,075 $ — $4,258,075
*
In U.S. dollars unless otherwise indicated.
See Note  12  regarding other derivative information.
See Abbreviations on page 101 .

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.17 $9.01 $9.77 $10.14 $10.57
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.23 0.20 0.42 0.40
Net realized and unrealized gains (losses) ........... (0.76) (0.82) (0.75) (0.23) (0.22)
Total from investment operations .................... (0.48) (0.59) (0.55) 0.19 0.18
Less distributions from:
Net investment income and net foreign currency gains .. — — (—)
c
(0.56) (0.59)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.36) (0.25) (0.21) — (0.01)
Total distributions ............................... (0.36) (0.25) (0.21) (0.56) (0.61)
Net asset value, end of year ....................... $7.33 $8.17 $9.01 $9.77 $10.14
Total return
d
................................... (5.90)% (6.65)% (5.66)% 1.86% 1.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.73% 1.37% 1.21% 1.20% 1.26%
Expenses net of waiver and payments by affiliates ....... 1.04% 0.99% 1.00% 1.00% 0.99%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.04%
e
0.99%
e
0.99% 0.98% 0.98%
Net investment income ........................... 3.64% 2.69% 2.12% 4.18% 3.93%
Supplemental data
Net assets, end of year (000’s) ..................... $13,703 $17,129 $22,455 $39,532 $38,856
Portfolio turnover rate ............................ 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.19 $9.02 $9.78 $10.16 $10.58
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.19 0.16 0.39 0.36
Net realized and unrealized gains (losses) ........... (0.76) (0.81) (0.75) (0.25) (0.21)
Total from investment operations .................... (0.51) (0.62) (0.59) 0.14 0.15
Less distributions from:
Net investment income and net foreign currency gains .. — — (—)
c
(0.52) (0.55)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.33) (0.21) (0.17) — (0.01)
Total distributions ............................... (0.33) (0.21) (0.17) (0.52) (0.57)
Net asset value, end of year ....................... $7.35 $8.19 $9.02 $9.78 $10.16
Total return
d
................................... (6.30)% (6.96)% (6.03)% 1.35% 1.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.16% 1.71% 1.61% 1.60% 1.66%
Expenses net of waiver and payments by affiliates ....... 1.43% 1.39% 1.40% 1.40% 1.39%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.43%
e
1.39%
e
1.39% 1.38% 1.38%
Net investment income ........................... 3.28% 2.22% 1.70% 3.78% 3.53%
Supplemental data
Net assets, end of year (000’s) ..................... $842 $1,365 $3,541 $6,694 $8,654
Portfolio turnover rate ............................ 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.17 $9.01 $9.76 $10.14 $10.56
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.21 0.17 0.41 0.39
Net realized and unrealized gains (losses) ........... (0.75) (0.82) (0.73) (0.25) (0.22)
Total from investment operations .................... (0.50) (0.61) (0.56) 0.16 0.17
Less distributions from:
Net investment income and net foreign currency gains .. — — (—)
c
(0.54) (0.57)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.34) (0.23) (0.19) — (0.01)
Total distributions ............................... (0.34) (0.23) (0.19) (0.54) (0.59)
Net asset value, end of year ....................... $7.33 $8.17 $9.01 $9.76 $10.14
Total return .................................... (6.12)% (6.90)% (5.83)% 1.52% 1.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.94% 1.63% 1.46% 1.45% 1.51%
Expenses net of waiver and payments by affiliates ....... 1.29% 1.24% 1.25% 1.25% 1.24%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.29%
d
1.24%
d
1.24% 1.23% 1.23%
Net investment income ........................... 3.35% 2.41% 1.82% 3.93% 3.68%
Supplemental data
Net assets, end of year (000’s) ..................... $117 $107 $138 $254 $300
Portfolio turnover rate ............................ 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.17 $9.01 $9.77 $10.15 $10.57
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.22 0.19 0.45 0.45
Net realized and unrealized gains (losses) ........... (0.77) (0.78) (0.70) (0.23) (0.22)
Total from investment operations .................... (0.46) (0.56) (0.51) 0.22 0.23
Less distributions from:
Net investment income and net foreign currency gains .. — — (—)
c
(0.60) (0.63)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.39) (0.28) (0.25) — (0.01)
Total distributions ............................... (0.39) (0.28) (0.25) (0.60) (0.65)
Net asset value, end of year ....................... $7.32 $8.17 $9.01 $9.77 $10.15
Total return .................................... (5.44)% (6.29)% (5.29)% 2.14% 2.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.43% 0.94% 0.80% 1.24% 1.09%
Expenses net of waiver and payments by affiliates ....... 0.64% 0.60% 0.61% 0.62% 0.66%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.64%
d
0.60%
d
0.60% 0.60% 0.65%
Net investment income ........................... 4.06% 2.55% 2.14% 4.56% 4.26%
Supplemental data
Net assets, end of year (000’s) ..................... $5,809 $8,242 $47,663 $3,878 $904
Portfolio turnover rate ............................ 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.17 $9.02 $9.78 $10.15 $10.58
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.25 0.21 0.45 0.44
Net realized and unrealized gains (losses) ........... (0.76) (0.83) (0.73) (0.23) (0.23)
Total from investment operations .................... (0.46) (0.58) (0.52) 0.22 0.21
Less distributions from:
Net investment income and net foreign currency gains .. — — (—)
c
(0.59) (0.62)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.38) (0.27) (0.24) — (0.01)
Total distributions ............................... (0.38) (0.27) (0.24) (0.59) (0.64)
Net asset value, end of year ....................... $7.33 $8.17 $9.02 $9.78 $10.15
Total return .................................... (5.68)% (6.52)% (5.41)% 2.12% 2.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.50% 0.99% 0.96% 0.95% 1.01%
Expenses net of waiver and payments by affiliates ....... 0.78% 0.74% 0.75% 0.75% 0.74%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.78%
d
0.74%
d
0.74% 0.73% 0.73%
Net investment income ........................... 3.95% 2.88% 2.30% 4.43% 4.18%
Supplemental data
Net assets, end of year (000’s) ..................... $16,520 $24,744 $284,611 $393,873 $346,303
Portfolio turnover rate ............................ 9.13% 60.68% 86.26% 24.26% 43.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Schedule of Investments, December 31, 2022
Templeton International Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 57.5%
Australia 4.5%
a
Australia Government Bond, Reg S,
5.5%, 4/21/23 ................. 2,450,000 AUD $ 1,678,918
Brazil 10.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 18,260,000 BRL 3,198,033
10%, 1/01/29 .................. 2,040,000 BRL 346,550
10%, 1/01/31 .................. 940,000 BRL 155,806
3,700,389
Colombia 4.6%
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 100,000,000 COP 17,678
B, 7.5%, 8/26/26 ............... 8,219,000,000 COP 1,450,659
B, 5.75%, 11/03/27 .............. 68,000,000 COP 10,640
B, 6%, 4/28/28 ................. 139,000,000 COP 21,458
B, 7.75%, 9/18/30 .............. 399,000,000 COP 62,051
b
B, 7%, 3/26/31 ................. 142,000,000 COP 20,746
B, 7%, 6/30/32 ................. 670,000,000 COP 94,294
B, 6.25%, 7/09/36 .............. 92,000,000 COP 10,975
1,688,501
Ghana 1.8%
Ghana Government Bond ,
19%, 9/18/23 .................. 50,000 GHS 4,427
19.25%, 11/27/23 ............... 280,000 GHS 24,022
19.25%, 6/23/25 ................ 3,560,000 GHS 236,349
18.3%, 3/02/26 ................ 3,230,000 GHS 190,413
Senior Note, 20.75%, 1/16/23 ...... 50,000 GHS 5,003
Senior Note, 21.7%, 3/17/25 ...... 2,980,000 GHS 214,815
675,029
India 4.4%
India Government Bond ,
8.2%, 9/24/25 ................. 99,900,000 INR 1,237,514
7.27%, 4/08/26 ................ 33,000,000 INR 400,079
1,637,593
Indonesia 8.4%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 14,200,000,000 IDR 921,254
FR86, 5.5%, 4/15/26 ............ 34,800,000,000 IDR 2,192,953
3,114,207
Mexico 1.7%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 10,900,000 MXN 500,353
M 20, Senior Bond, 8.5%, 5/31/29 .. 2,500,000 MXN 124,863
625,216
Singapore 0.9%
Singapore Government Bond, 2.375%,
6/01/25 ...................... 437,000 SGD 322,024

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea 17.9%
Korea Treasury Bonds, 1.875%, 6/10/26 8,869,220,000 KRW $ 6,615,696
Thailand 3.3%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 19,320,000 THB 551,389
1%, 6/17/27 ................... 14,770,000 THB 409,788
Senior Note, 0.66%, 11/22/23 ...... 8,470,000 THB 243,244
1,204,421
Total Foreign Government and Agency Securities (Cost $25,282,454) ..............
21,261,994
Short Term Investments 40.5%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 11.8%
Japan 11.8%
c
Japan Treasury Bills ,
1/25/23 ...................... 70,000,000 JPY 533,250
2/27/23 ...................... 161,900,000 JPY 1,233,546
5/10/23 ...................... 161,000,000 JPY 1,227,012
9/20/23 ...................... 177,800,000 JPY 1,355,269
4,349,077
Total Foreign Government and Agency Securities (Cost $4,022,762) ...............
4,349,077
Shares
Money Market Funds 28.7%
United States 28.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 10,620,409 10,620,409
Total Money Market Funds (Cost $10,620,409) ..................................
10,620,409
a a a a a
Total Short Term Investments (Cost $14,643,171 ) ................................
14,969,486
a a a
Total Investments (Cost $39,925,625) 98.0% ....................................
$36,231,480
Other Assets, less Liabilities 2.0% .............................................
758,736
Net Assets 100.0% ...........................................................
$36,990,216
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the value of this security was $1,678,918, representing 4.5% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
See Note  12  regarding other derivative information.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... CITI Buy 1,423,140 212,336 1/11/23 $ — $ (6,581)
Indian Rupee ...... JPHQ Buy 40,526,500 491,445 1/11/23 — (1,847)
Euro ............. DBAB Sell 1,545,711 16,419,498 SEK 1/19/23 — (81,532)
Swedish Krona ..... DBAB Sell 16,419,498 1,553,594 EUR 1/19/23 89,980 —
Chilean Peso ...... GSCO Buy 182,060,000 189,252 1/20/23 24,900 —
Chilean Peso ...... JPHQ Buy 182,999,365 185,457 1/24/23 29,680 —
Euro ............. BZWS Buy 433,000 451,625 1/25/23 12,597 —
Euro ............. BZWS Sell 433,000 429,397 1/25/23 — (34,825)
Euro ............. DBAB Buy 570,000 593,755 1/25/23 17,346 —
Euro ............. DBAB Sell 570,000 628,139 1/25/23 17,038 —
South Korean Won .. CITI Buy 110,000,000 84,382 1/25/23 3,002 —
Euro ............. MSCO Sell 1,214,235 12,640,000 NOK 1/27/23 — (10,559)
Canadian Dollar .... DBAB Buy 500,000 374,442 2/03/23 — (5,098)
Canadian Dollar .... HSBK Buy 444,832 333,115 2/03/23 — (4,523)
Canadian Dollar .... HSBK Sell 444,832 321,421 EUR 2/03/23 16,241 —
Euro ............. HSBK Sell 335,949 444,832 CAD 2/03/23 — (31,827)
Chilean Peso ...... GSCO Buy 414,738,856 453,862 2/21/23 31,671 —
Japanese Yen ...... BOFA Buy 95,569,950 691,784 2/22/23 41,073 —
South Korean Won .. MSCO Buy 1,670,000,000 1,277,002 2/22/23 50,429 —
Australian Dollar .... CITI Sell 2,487,000 1,688,647 3/15/23 — (9,514)
Canadian Dollar .... BOFA Buy 970,000 721,549 3/15/23 — (4,738)
Canadian Dollar .... BOFA Sell 1,470,000 1,044,637 EUR 3/15/23 37,406 —
Chilean Peso ...... GSCO Buy 128,907,747 143,630 3/15/23 6,732 —
Chinese Yuan ...... HSBK Buy 14,981,470 2,103,607 3/15/23 73,059 —
Euro ............. BOFA Sell 2,168,217 2,921,000 CAD 3/15/23 — (173,773)
Euro ............. CITI Sell 1,375,855 14,183,000 NOK 3/15/23 — (27,871)
Euro ............. DBAB Sell 549,839 5,551,500 NOK 3/15/23 — (23,067)
Indian Rupee ...... CITI Buy 52,990,400 639,440 3/15/23 — (1,909)
Japanese Yen ...... BNDP Buy 47,525,120 339,198 3/15/23 26,276 —
Japanese Yen ...... BOFA Buy 169,013,600 1,206,744 3/15/23 92,990 —
Japanese Yen ...... GSCO Buy 146,000,000 1,005,561 3/15/23 117,196 —
Japanese Yen ...... JPHQ Buy 49,897,780 356,143 3/15/23 27,577 —
New Zealand Dollar . CITI Buy 1,670,000 1,069,677 3/15/23 — (8,718)
Singapore Dollar .... CITI Buy 2,100,000 1,553,887 3/15/23 15,700 —
South Korean Won .. HSBK Buy 976,000,000 705,865 3/23/23 70,663 —
Euro ............. BZWS Buy 203,000 212,872 4/25/23 6,069 —
Euro ............. BZWS Sell 203,000 225,471 4/25/23 6,529 —
Euro ............. DBAB Buy 567,000 602,331 4/25/23 9,196 —
Euro ............. DBAB Sell 567,000 565,284 4/25/23 — (46,243)
Japanese Yen ...... DBAB Buy 219,993,550 1,640,153 6/15/23 74,457 —
Chilean Peso ...... GSCO Buy 434,247,469 434,858 7/26/23 62,785 —
Total Forward Exchange Contracts ................................................... $960,592 $(472,625)
Net unrealized appreciation (depreciation) ............................................ $487,967
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 101 .

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.82 $6.70 $7.73 $8.13 $9.16
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.48 0.48 0.62 0.68
Net realized and unrealized gains (losses) ........... (0.86) (0.83) (1.00) (0.51) (0.99)
Total from investment operations .................... (0.60) (0.35) (0.52) 0.11 (0.31)
Less distributions from:
Net investment income .......................... — — (0.01) (0.51) (0.52)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.31) (0.53) (0.50) — (0.19)
Total distributions ............................... (0.31) (0.53) (0.51) (0.51) (0.72)
Net asset value, end of year ....................... $4.91 $5.82 $6.70 $7.73 $8.13
Total return
c
................................... (10.51)% (5.54)% (6.80)% 1.33% (3.30)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.91% 2.77% 2.10% 2.16% 2.15%
Expenses net of waiver and payments by affiliates ....... 1.08% 1.13% 1.07% 1.13% 1.14%
Net investment income ........................... 4.90% 7.58% 6.84% 7.75% 8.03%
Supplemental data
Net assets, end of year (000’s) ..................... $10,984 $14,821 $16,004 $21,984 $20,728
Portfolio turnover rate ............................ 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.81 $6.69 $7.72 $8.12 $9.15
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.45 0.44 0.59 0.65
Net realized and unrealized gains (losses) ........... (0.86) (0.83) (0.99) (0.52) (1.00)
Total from investment operations .................... (0.62) (0.38) (0.55) 0.07 (0.35)
Less distributions from:
Net investment income .......................... — — (0.01) (0.47) (0.49)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.28) (0.50) (0.47) — (0.18)
Total distributions ............................... (0.28) (0.50) (0.48) (0.47) (0.68)
Net asset value, end of year ....................... $4.91 $5.81 $6.69 $7.72 $8.12
Total return
c
................................... (10.79)% (5.96)% (7.22)% 0.89% (3.69)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.34% 3.13% 2.54% 2.56% 2.54%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.54% 1.51% 1.53% 1.53%
Net investment income ........................... 4.52% 7.18% 6.33% 7.35% 7.64%
Supplemental data
Net assets, end of year (000’s) ..................... $734 $1,310 $1,821 $2,276 $2,799
Portfolio turnover rate ............................ 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.83 $6.71 $7.73 $8.14 $9.17
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.48 0.47 0.62 0.68
Net realized and unrealized gains (losses) ........... (0.86) (0.83) (0.98) (0.52) (1.00)
Total from investment operations .................... (0.62) (0.35) (0.51) 0.10 (0.32)
Less distributions from:
Net investment income .......................... — — (0.01) (0.51) (0.51)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.29) (0.53) (0.50) — (0.19)
Total distributions ............................... (0.29) (0.53) (0.51) (0.51) (0.71)
Net asset value, end of year ....................... $4.92 $5.83 $6.71 $7.73 $8.14
Total return .................................... (10.76)% (5.56)% (6.81)% 1.32% (3.40)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.21% 2.81% 2.13% 2.18% 2.18%
Expenses net of waiver and payments by affiliates ....... 1.39% 1.16% 1.10% 1.15% 1.22%
Net investment income ........................... 4.59% 7.55% 6.67% 7.73% 7.95%
Supplemental data
Net assets, end of year (000’s) ..................... $10 $12 $12 $13 $12
Portfolio turnover rate ............................ 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.83 $6.71 $7.74 $8.14 $9.17
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.51 0.52 0.66 0.74
Net realized and unrealized gains (losses) ........... (0.86) (0.84) (1.02) (0.52) (1.02)
Total from investment operations .................... (0.60) (0.33) (0.50) 0.14 (0.28)
Less distributions from:
Net investment income .......................... — — (0.01) (0.54) (0.54)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.32) (0.55) (0.52) — (0.20)
Total distributions ............................... (0.32) (0.55) (0.53) (0.54) (0.75)
Net asset value, end of year ....................... $4.91 $5.83 $6.71 $7.74 $8.14
Total return .................................... (10.41)% (5.19)% (6.47)% 1.69% (2.95)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.86% 2.56% 2.04% 1.94% 1.91%
Expenses net of waiver and payments by affiliates ....... 0.86% 0.77% 0.75% 0.75% 0.78%
Net investment income ........................... 5.09% 8.00% 7.37% 8.13% 8.39%
Supplemental data
Net assets, end of year (000’s) ..................... $599 $663 $598 $1,057 $831
Portfolio turnover rate ............................ 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.85 $6.73 $7.75 $8.16 $9.19
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.50 0.51 0.63 0.76
Net realized and unrealized gains (losses) ........... (0.86) (0.84) (1.01) (0.51) (1.05)
Total from investment operations .................... (0.59) (0.34) (0.50) 0.12 (0.29)
Less distributions from:
Net investment income .......................... — — (0.01) (0.53) (0.53)
Net realized gains ............................. — — — — (0.01)
Tax return of capital ............................ (0.32) (0.54) (0.51) — (0.20)
Total distributions ............................... (0.32) (0.54) (0.52) (0.53) (0.74)
Net asset value, end of year ....................... $4.94 $5.85 $6.73 $7.75 $8.16
Total return .................................... (10.28)% (5.28)% (6.46)% 1.45% (3.01)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.70% 2.51% 1.91% 1.91% 1.89%
Expenses net of waiver and payments by affiliates ....... 0.88% 0.89% 0.86% 0.88% 0.88%
Net investment income ........................... 5.14% 7.83% 7.20% 8.00% 8.29%
Supplemental data
Net assets, end of year (000’s) ..................... $1,676 $3,063 $3,950 $14,504 $10,797
Portfolio turnover rate ............................ 58.11% 40.55% 56.59% 23.82% 18.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Schedule of Investments, December 31, 2022
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 3.2%
Costa Rica 3.2%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Diversified Financial Services 477,900 450,492
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
1/06/23 ...................... Multiline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
1/06/23 ...................... Multiline Retail 55,416 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
1/06/23 ...................... Multiline Retail 237,804 —
—
Total Corporate Bonds (Cost $778,936) ........................................
450,492
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 87.7%
Brazil 2.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 106,913
10%, 1/01/27 .................. 630,000 BRL 110,337
10%, 1/01/29 .................. 280,000 BRL 47,566
10%, 1/01/31 .................. 790,000 BRL 130,943
395,759
Chile 7.7%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4.7%, 9/01/30 ....... 630,000,000 CLP 715,765
2.5%, 3/01/25 ................. 335,000,000 CLP 368,757
1,084,522
Colombia 8.8%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 2,375
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 2,780,000,000 COP 558,783
B, 6.25%, 11/26/25 .............. 50,000,000 COP 8,839
B, 7.5%, 8/26/26 ............... 1,682,800,000 COP 297,015
B, 6%, 4/28/28 ................. 428,400,000 COP 66,133
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 197,164
B, 7%, 3/26/31 ................. 632,200,000 COP 92,365
B, 7%, 6/30/32 ................. 107,000,000 COP 15,059
1,237,733

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Czech Republic 3.3%
e
Czech Republic Government Bond, Reg
S, 1%, 6/26/26 ................. 12,000,000 CZK $ 460,970
Dominican Republic 2.3%
e
Dominican Republic Government Bond,
Senior Bond, 144A, 5.875%, 1/30/60 441,000 325,092
Ecuador 6.2%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 1,199,500 557,957
Senior Bond, 144A, 1.5%, 7/31/40 .. 534,000 219,918
Senior Note, 144A, 5.5%, 7/31/30 .. 146,000 94,538
872,413
Egypt 2.5%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 351,180
Ghana 3.4%
Ghana Government Bond ,
16.5%, 2/06/23 ................ 1,010,000 GHS 99,721
18.85%, 9/28/23 ................ 1,363,000 GHS 119,959
19.25%, 11/27/23 ............... 260,000 GHS 22,306
19.25%, 12/18/23 ............... 243,000 GHS 20,655
17.7%, 3/18/24 ................ 170,000 GHS 13,580
19.75%, 3/25/24 ................ 270,000 GHS 21,978
18.3%, 3/02/26 ................ 100,000 GHS 5,895
Senior Note, 18.5%, 1/02/23 ...... 50,000 GHS 5,005
Senior Note, 20.75%, 1/16/23 ...... 50,000 GHS 5,003
Senior Note, 17.6%, 2/20/23 ...... 1,560,000 GHS 152,967
Senior Note, 17.25%, 7/31/23 ...... 70,000 GHS 6,299
473,368
Indonesia 10.6%
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 .......... 354,000,000 IDR 23,498
FR77, 8.125%, 5/15/24 .......... 7,528,000,000 IDR 499,075
FR81, 6.5%, 6/15/25 ............ 1,569,000,000 IDR 101,792
FR86, 5.5%, 4/15/26 ............ 13,560,000,000 IDR 854,496
1,478,861
Malaysia 1.6%
Malaysia Government Bond, 3.882%,
3/14/25 ...................... 970,000 MYR 221,239
Oman 4.1%
e
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 590,000 571,619
Peru 3.8%
Peru Bonos de la Tesoreria , 6.35%,
8/12/28 ...................... 2,150,000 PEN 537,083
Singapore 4.6%
Singapore Government Bond, 3%,
9/01/24 ...................... 857,000 SGD 638,949

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea 4.7%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 375,000,000 KRW $ 295,904
Korea Treasury Bonds ,
0.875%, 12/10/23 ............... 370,000,000 KRW 286,033
1.875%, 6/10/26 ................ 96,500,000 KRW 71,981
653,918
Supranational 13.0%
f
Asian Development Bank, Senior Note,
3%, 3/22/24 ................... 5,000,000 CNY 731,767
f
European Bank for Reconstruction &
Development, Senior Note, 4.95%,
1/22/26 ...................... 57,400,000 INR 652,715
f
International Bank for Reconstruction
& Development, Senior Note, 3.05%,
3/16/24 ...................... 3,000,000 CNY 437,219
1,821,701
Thailand 4.5%
Thailand Government Bond ,
0.92%, 3/23/23 ................ 60,000 THB 1,732
0.51%, 5/24/23 ................ 100,000 THB 2,882
0.75%, 9/17/24 ................ 380,000 THB 10,845
1%, 6/17/27 ................... 250,000 THB 6,936
Senior Note, 0.66%, 11/22/23 ...... 20,140,000 THB 578,386
Senior Note, 2.65%, 6/17/28 ...... 1,170,000 THB 34,921
635,702
Uruguay 3.8%
Uruguay Government Bond, Senior
Bond, 8.25%, 5/21/31 ............ 24,200,000 UYU 525,771
Total Foreign Government and Agency Securities (Cost $14,334,279) ..............
12,285,880
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $15,128,213) ................................
12,736,372
Short Term Investments 7.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 2.7%
Brazil 2.7%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 150,000 BRL 25,048
7/01/24 ...................... 1,280,000 BRL 201,958

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2022, the Fund had the following forward exchange contracts outstanding. See Not e 1(d) .
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Brazil (continued)
g
Brazil Letras do Tesouro Nacional,
(continued)
1/01/25 ...................... 960,000 BRL $ 143,038
370,044
Total Foreign Government and Agency Securities (Cost $395,859) ................
370,044
Shares
Money Market Funds 5.0%
United States 5.0%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 706,837 706,837
Total Money Market Funds (Cost $706,837) .....................................
706,837
a a a a a
Total Short Term Investments (Cost $1,102,696 ) .................................
1,076,881
a a a
Total Investments (Cost $16,230,909) 98.6% ....................................
$13,813,253
Other Assets, less Liabilities 1.4% .............................................
190,992
Net Assets 100.0% ...........................................................
$14,004,245
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $3,297,039, representing 23.5% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 32,799,900 401,577 1/11/23 $ — $ (5,324)
Indian Rupee ...... JPHQ Buy 12,453,500 151,017 1/11/23 — (568)
Columbian Peso .... MSCO Buy 4,126,000,000 829,931 1/30/23 16,663 —
Chilean Peso ...... GSCO Buy 154,749,056 169,347 2/21/23 11,817 —
Malaysian Ringgit ... GSCO Buy 1,220,000 279,752 2/22/23 — (327)
Columbian Peso .... GSCO Buy 370,000,000 82,920 2/23/23 — (7,351)
Chilean Peso ...... GSCO Buy 6,900,000 8,169 3/07/23 — (110)
Chilean Peso ...... GSCO Buy 403,296,259 449,355 3/15/23 21,061 —
Indian Rupee ...... CITI Buy 12,814,700 154,636 3/15/23 — (461)
Euro ............. JPHQ Buy 435,000 463,137 5/03/23 6,244 —

Templeton Income Trust
Schedule of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2022, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
See Abbreviations on page 101 .
See Note 12 regarding other derivative information.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. JPHQ Sell 435,000 436,044 5/03/23 $ — $ (33,337)
Brazilian Real ...... MSCO Buy 3,700,000 676,071 5/04/23 10,183 —
Indian Rupee ...... JPHQ Buy 37,911,100 452,859 6/14/23 161 —
Japanese Yen ...... DBAB Buy 101,100,000 753,747 6/15/23 34,217 —
Chilean Peso ...... GSCO Buy 194,152,806 194,335 7/26/23 28,162 —
Total Forward Exchange Contracts ................................................... $128,508 $(47,478)
Net unrealized appreciation (depreciation) ............................................ $81,030
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 282,000 $ 13,758 $ — $ 13,758
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 283,000 21,930 — 21,930
Total Interest Rate Swap Contracts ............................... $35,688 $ — $35,688

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $5,950,384,281 $570,339,116 $29,305,216 $15,524,072
Cost - Non-controlled affiliates (Note 3 f ) ..... 428,932,984 36,021,294 10,620,409 706,837
Value - Unaffiliated issuers ............... $5,113,334,627 $426,052,122 $25,611,071 $13,106,416
Value - Non-controlled affiliates (Note 3 f ) ..... 428,932,984 36,021,294 10,620,409 706,837
Cash ................................. 2,480,000 378,651 184 1,331
Restricted cash for OTC derivative contracts (Note
1 e ) ................................... 28,531,000 4,241,000 — —
Foreign currency, at value (cost $17,130, $41,836,
$34,324 and $ – respectively) ............... 16,856 38,854 34,361 —
Receivables:
Investment securities sold ................ — 4,667 — —
Capital shares sold ..................... 2,249,706 232,629 393 1,648
Interest .............................. 67,763,527 6,914,152 450,398 262,089
Foreign tax refund ...................... — 76,403 1,486 —
Affiliates ............................. — — — 5,626
Deposits with brokers for:
OTC derivative contracts ............... 44,350,471 7,483,802 110,000 —
Centrally cleared swap contracts ......... — 1,723,268 — 26,554
Variation margin on centrally cleared swap
contracts ............................ — 156,293 — 2,221
Unrealized appreciation on OTC forward exchange
contracts .............................. 171,662,242 14,267,821 960,592 128,508
Total assets ....................... 5,859,321,413 497,590,956 37,788,894 14,241,230
Liabilities:
Payables:
Investment securities purchased ........... 5,524,858 1,352,838 27,535 —
Capital shares redeemed ................ 15,641,818 2,058,659 36,346 100,166
Management fees ...................... 2,170,116 257,074 78,238 —
Distribution fees ....................... 646,711 55,230 3,400 2,746
Transfer agent fees ..................... 3,531,891 260,427 79,918 6,036
Professional fees ...................... 189,156 57,897 40,142 58,604
Trustees' fees and expenses .............. — 22,102 1,011 1,123
Deposits from brokers for:
OTC derivative contracts ............... 28,531,000 4,241,000 — —
Unrealized depreciation on OTC forward exchange
contracts .............................. 96,566,489 13,147,518 472,625 47,478
Deferred tax ............................ 896,906 — — —
Accrued expenses and other liabilities ........ 1,742,806 661,337 59,463 20,832
Total liabilities ...................... 155,441,751 22,114,082 798,678 236,985
Net assets, at value .............. $5,703,879,662 $475,476,874 $36,990,216 $14,004,245
Net assets consist of:
Paid-in capital .......................... $8,965,200,695 $1,207,910,196 $63,981,735 $20,060,600
Total distributable earnings (losses) .......... (3,261,321,033) (732,433,322) (26,991,519) (6,056,355)
Net assets, at value .............. $5,703,879,662 $475,476,874 $36,990,216 $14,004,245

Templeton Income Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value .................... $2,492,811,761 $200,853,817 $13,702,821 $10,984,159
Shares outstanding ..................... 315,789,011 28,042,658 1,869,892 2,236,917
Net asset value per share
a
............... $7.89 $7.16 $7.33 $4.91
Maximum offering price per share (net asset
value per share ÷ 96.25%) ............... $8.20 $7.44 $7.62 $5.10
Class C:
Net assets, at value .................... $126,599,915 $19,873,138 $841,725 $734,023
Shares outstanding ..................... 15,960,179 2,777,669 114,552 149,624
Net asset value and maximum offering price per
share
a
............................... $7.93 $7.15 $7.35 $4.91
Class R:
Net assets, at value .................... $111,600,745 $3,322,196 $117,427 $10,477
Shares outstanding ..................... 14,137,221 463,508 16,029 2,131
Net asset value and maximum offering price per
share ............................... $7.89 $7.17 $7.33 $4.92
Class R6:
Net assets, at value .................... $688,345,225 $47,859,362 $5,808,507 $599,296
Shares outstanding ..................... 87,707,727 6,681,091 793,325 121,953
Net asset value and maximum offering price per
share ............................... $7.85 $7.16 $7.32 $4.91
Advisor Class:
Net assets, at value .................... $2,284,522,016 $203,568,361 $16,519,736 $1,676,290
Shares outstanding ..................... 290,912,573 28,362,668 2,254,189 339,661
Net asset value and maximum offering price per
share ............................... $7.85 $7.18 $7.33 $4.94
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statements of Operations
for the year ended December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) .......... $7,050,194 $384,944 $132,469 $11,515
Interest: (net of foreign taxes of $8,933,080,
$771,291, $44,926 and $21,523 respectively)
Unaffiliated issuers:
Inflation principal adjustments ........... 76,918,185 11,017,455 597,554 76,833
Paid in cash
a
........................ 264,107,001 37,406,657 1,316,013 898,764
Total investment income ................ 348,075,380 48,809,056 2,046,036 987,112
Expenses:
Management fees (Note 3 a ) ................ 33,790,959 4,517,248 303,867 139,979
Distribution fees: (Note 3c )
    Class A ............................. 7,379,864 596,994 36,966 23,960
    Class C ............................. 1,098,957 184,938 6,943 6,058
    Class R ............................. 593,254 18,744 551 54
Transfer agent fees: (Note 3e )
    Class A ............................. 5,813,381 309,413 31,750 24,928
    Class C ............................. 334,764 36,886 2,274 1,840
    Class R ............................. 233,054 4,857 235 21
    Class R6 ............................ 463,322 53,643 9,961 2,236
    Advisor Class ......................... 5,540,770 400,060 43,738 4,467
Custodian fees (Note 4 ) ................... 802,960 450,157 48,402 10,815
Reports to shareholders fees ............... (627,132) — (51,514) (36,250)
Registration and filing fees ................. 11,056 72,458 77,112 80,100
Professional fees ........................ 379,842 133,115 86,497 188,011
Trustees' fees and expenses ............... 719,793 105,765 9,430 1,033
Pricing fees ............................ 103,759 51,572 46,360 16,912
Interest expense ........................ — — 18,545 —
Other ................................. 218,482 3,914 16,655 14,228
Total expenses ...................... 56,857,085 6,939,764 687,772 478,392
Expense reductions (Note 4 ) ............ — (7,130) (1,035) —
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (1,904,299) (173,190) (310,589) (301,959)
Net expenses ...................... 54,952,786 6,759,444 376,148 176,433
Net investment income ............. 293,122,594 42,049,612 1,669,888 810,679

Templeton Income Trust
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $5,922,408,
$368,376, $40 and $4,009 respectively)
Unaffiliated issuers ................... (1,946,644,255) (250,581,045) (2,485,914) (1,890,446)
Written options ........................ 20,318,262 2,525,115 — —
Foreign curre ncy transactions ............. (47,982,018) (2,803,281) (350,116) (61,244)
Forward exchange contracts .............. 6,705,614 (44,047,395) 1,038,249 (902,158)
Net realized gain (loss) ............... (1,967,602,397) (294,906,606) (1,797,781) (2,853,848)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 1,108,769,466 136,085,855 (1,989,610) (172,987)
Translation of other assets and liabilities
denominated in foreign currencies ........ 490,196 141,845 (2,088) 54,253
Written options ........................ (15,577,343) (1,708,270) — —
Forward exchange contracts .............. 80,672,571 2,138,080 (872,428) 86,777
Swap contracts ........................ — 4,258,075 — 35,688
Change in deferred taxes on unrealized
appreciation .......................... 8,786,344 607,866 9,923 6,031
Net change in unrealized appreciation
(depreciation) ...................... 1,183,141,234 141,523,451 (2,854,203) 9,762
Net realized and unrealized gain (loss) ......... (784,461,163) (153,383,155) (4,651,984) (2,844,086)
Net increase (decrease) in net assets resulting from
operations ............................... $(491,338,569) $(111,333,543) $(2,982,096) $(2,033,407)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Templeton Global Bond Fund Templeton Global Total Return Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $293,122,594 $540,121,289 $42,049,612 $99,109,733
Net realized gain (loss) ............ (1,967,602,397) (2,006,022,254) (294,906,606) (292,219,793)
Net change in unrealized appreciation
(depreciation) ................. 1,183,141,234 855,771,203 141,523,451 117,035,760
Net increase (decrease) in net
assets resulting from operations . (491,338,569) (610,129,762) (111,333,543) (76,074,300)
Distributions to shareholders from tax
return of capital:
Class A ........................ (147,267,709) (209,944,924) (16,262,470) (30,448,824)
Class C ........................ (7,671,642) (19,709,087) (1,806,903) (5,080,573)
Class R ........................ (5,631,820) (7,458,286) (245,918) (484,917)
Class R6 ....................... (42,914,162) (81,909,746) (6,897,572) (17,832,933)
Advisor Class ................... (147,389,545) (292,507,439) (21,714,210) (54,993,271)
Total distributions to shareholders ..... (350,874,878) (611,529,482) (46,927,073) (108,840,518)
Capital share transactions: (Note 2 )
Class A ........................ (623,315,941) (843,885,623) (46,269,330) (131,576,618)
Class C ........................ (76,635,190) (412,473,388) (14,249,190) (63,666,922)
Class R ........................ (12,137,917) (17,094,511) (709,770) (2,105,564)
Class R6 ....................... (160,249,495) (1,171,294,552) (97,843,454) (94,091,202)
Advisor Class ................... (1,008,034,785) (2,833,837,735) (146,903,363) (586,959,303)
Total capital share transactions ....... (1,880,373,328) (5,278,585,809) (305,975,107) (878,399,609)
Net increase (decrease) in net
assets ..................... (2,722,586,775) (6,500,245,053) (464,235,723) (1,063,314,427)
Net assets:
Beginning of year .................. 8,426,466,437 14,926,711,490 939,712,597 2,003,027,024
End of year ...................... $5,703,879,662 $8,426,466,437 $475,476,874 $939,712,597

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton International Bond Fund
Templeton Sustainable Emerging Markets
Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,669,888 $8,246,569 $810,679 $1,701,818
Net realized gain (loss) ............ (1,797,781) (50,654,210) (2,853,848) (1,765,411)
Net change in unrealized appreciation
(depreciation) ................. (2,854,203) 23,754,743 9,762 (1,198,645)
Net increase (decrease) in net
assets resulting from operations . (2,982,096) (18,652,898) (2,033,407) (1,262,238)
Distributions to shareholders from tax
return of capital:
Class A ........................ (703,947) (578,991) (736,000) (1,357,541)
Class C ........................ (45,520) (61,065) (48,465) (127,173)
Class R ........................ (4,981) (2,897) (602) (1,022)
Class R6 ....................... (351,614) (540,507) (41,315) (102,534)
Advisor Class ................... (1,014,639) (8,663,500) (135,661) (291,844)
Total distributions to shareholders ..... (2,120,701) (9,846,960) (962,043) (1,880,114)
Capital share transactions: (Note 2 )
Class A ........................ (1,741,270) (3,379,488) (1,556,222) 1,096,130
Class C ........................ (393,821) (1,935,439) (411,760) (287,395)
Class R ........................ 21,898 (19,647) 518 1,073
Class R6 ....................... (1,636,131) (37,414,170) 59,884 225,841
Advisor Class ................... (5,744,903) (235,572,264) (962,377) (408,822)
Total capital share transactions ....... (9,494,227) (278,321,008) (2,869,957) 626,827
Net increase (decrease) in net
assets ..................... (14,597,024) (306,820,866) (5,865,407) (2,515,525)
Net assets:
Beginning of year .................. 51,587,240 358,408,106 19,869,652 22,385,177
End of year ...................... $36,990,216 $51,587,240 $14,004,245 $19,869,652

Templeton Income Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of four
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standard Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer five classes of shares: Class A, Class C, Class R, Class
R6 and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At December 31, 2022, Templeton Global Bond
Fund and Templeton International Bond Fund had no interest
rate swap contracts.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to
close the position is recorded as a realized gain or loss. At
December 31, 2022, the Funds had no options.
See Note 12 regarding other derivative information.
e. Restricted Cash
At December 31, 2022, certain or all Funds held restricted
cash in connection with investments in certain derivative
securities. Restricted cash is held in a segregated account
with the Fund’s custodian and/or counterparty broker and is
reflected in the Statements of Assets and Liabilities.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2022, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 21,914,143 $180,832,868 3,961,719 $30,610,842
Shares issued in reinvestment of distributions .......... 16,970,881 138,439,645 1,928,306 14,641,467
Shares redeemed ............................... (116,371,457) (942,588,454) (11,931,163) (91,521,639)
Net increase (decrease) .......................... (77,486,433) $(623,315,941) (6,041,138) $(46,269,330)
Year ended December 31, 2021
Shares sold
a
................................... 61,352,126 $571,486,366 10,894,207 $102,795,619
Shares issued in reinvestment of distributions .......... 21,080,149 195,552,208 2,590,205 24,336,012
Shares redeemed ............................... (173,852,402) (1,610,924,197) (27,770,053) (258,708,249)
Net increase (decrease) .......................... (91,420,127) $(843,885,623) (14,285,641) $(131,576,618)
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 1,122,006 $9,231,363 455,140 $3,357,318
Shares issued in reinvestment of distributions .......... 910,902 7,501,548 229,588 1,756,003
Shares redeemed
a
.............................. (11,358,734) (93,368,101) (2,539,227) (19,362,511)
Net increase (decrease) .......................... (9,325,826) $(76,635,190) (1,854,499) $(14,249,190)
Year ended December 31, 2021
Shares sold ................................... 1,917,322 $17,969,247 526,361 $4,902,146
Shares issued in reinvestment of distributions .......... 2,051,987 19,259,827 518,088 4,903,645
Shares redeemed
a
.............................. (48,119,953) (449,702,462) (7,799,867) (73,472,713)
Net increase (decrease) .......................... (44,150,644) $(412,473,388) (6,755,418) $(63,666,922)
Class R
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements

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Templeton Global Bond Fund
Templeton Global Total Return
Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 1,938,103 $15,936,832 57,905 $437,474
Shares issued in reinvestment of distributions .......... 687,678 5,603,555 31,532 239,283
Shares redeemed ............................... (4,039,305) (33,678,304) (175,234) (1,386,527)
Net increase (decrease) .......................... (1,413,524) $(12,137,917) (85,797) $(709,770)
Year ended December 31, 2021
Shares sold ................................... 3,459,188 $32,312,942 181,030 $1,731,229
Shares issued in reinvestment of distributions .......... 798,274 7,402,232 50,428 475,946
Shares redeemed ............................... (6,110,531) (56,809,685) (457,595) (4,312,739)
Net increase (decrease) .......................... (1,853,069) $(17,094,511) (226,137) $(2,105,564)
Class R6
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 15,219,413 $127,172,494 873,525 $6,670,920
Shares issued in reinvestment of distributions .......... 4,630,007 37,571,274 520,226 3,961,261
Shares redeemed ............................... (39,509,104) (324,993,263) (14,173,238) (108,475,635)
Net increase (decrease) .......................... (19,659,684) $(160,249,495) (12,779,487) $(97,843,454)
Year ended December 31, 2021
Shares sold ................................... 38,421,013 $362,388,556 4,889,790 $45,765,527
Shares issued in reinvestment of distributions .......... 7,914,365 73,490,988 1,088,543 10,318,585
Shares redeemed ............................... (172,067,560) (1,607,174,096) (16,020,781) (150,175,314)
Net increase (decrease) .......................... (125,732,182) $(1,171,294,552) (10,042,448) $(94,091,202)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 76,607,293 $629,457,620 12,795,213 $99,705,549
Shares issued in reinvestment of distributions .......... 16,534,845 134,402,064 2,492,328 19,149,905
Shares redeemed ............................... (216,010,042) (1,771,894,469) (35,201,940) (265,758,817)
Net increase (decrease) .......................... (122,867,904) $(1,008,034,785) (19,914,399) $(146,903,363)
Year ended December 31, 2021
Shares sold ................................... 138,423,255 $1,290,069,401 30,970,594 $291,205,951
Shares issued in reinvestment of distributions .......... 28,836,253 266,893,652 5,072,593 48,042,025
Shares redeemed ............................... (476,325,785) (4,390,800,788) (98,294,651) (926,207,279)
Net increase (decrease) .......................... (309,066,277) $(2,833,837,735) (62,251,464) $(586,959,303)
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2022
Shares sold
a
................................... 259,283 $1,896,749 162,956 $880,102
Shares issued in reinvestment of distributions .......... 89,343 671,735 92,915 480,302
Shares redeemed ............................... (574,823) (4,309,754) (564,983) (2,916,626)
Net increase (decrease) .......................... (226,197) $(1,741,270) (309,112) $(1,556,222)
Year ended December 31, 2021
Shares sold
a
................................... 563,671 $4,822,417 683,172 $4,403,469
Shares issued in reinvestment of distributions .......... 64,142 551,459 146,438 913,031
Shares redeemed ............................... (1,023,797) (8,753,364) (671,241) (4,220,370)
Net increase (decrease) .......................... (395,984) $(3,379,488) 158,369 $1,096,130
Class C
Class C Shares:
Year ended December 31, 2022
Shares sold ................................... 17,080 $129,477 10,790 $58,274
Shares issued in reinvestment of distributions .......... 5,714 43,171 8,681 44,852
Shares redeemed
a
.............................. (74,848) (566,469) (95,122) (514,886)
Net increase (decrease) .......................... (52,054) $(393,821) (75,651) $(411,760)
Year ended December 31, 2021
Shares sold ................................... 21,151 $179,863 45,798 $288,307
Shares issued in reinvestment of distributions .......... 6,686 57,886 19,642 122,692
Shares redeemed
a
.............................. (253,705) (2,173,188) (112,212) (698,394)
Net increase (decrease) .......................... (225,868) $(1,935,439) (46,772) $(287,395)
Class R
Class R Shares:
Year ended December 31, 2022
Shares sold ................................... 3,071 $22,995 49 $253
Shares issued in reinvestment of distributions .......... 666 4,981 61 312
Shares redeemed ............................... (840) (6,078) (10) (47)
Net increase (decrease) .......................... 2,897 $21,898 100 $518
Year ended December 31, 2021
Shares sold ................................... 2,803 $24,024 97 $612
Shares issued in reinvestment of distributions .......... 337 2,897 79 496
Shares redeemed ............................... (5,359) (46,568) (6) (35)
Net increase (decrease) .......................... (2,219) $(19,647) 170 $1,073
Class R6
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Templeton International Bond
Fund
Templeton Sustainable Emerging
Markets Bond Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2022
Shares sold ................................... 86,993 $661,357 67,514 $380,036
Shares issued in reinvestment of distributions .......... 45,859 344,932 8,015 41,315
Shares redeemed ............................... (348,089) (2,642,420) (67,336) (361,467)
Net increase (decrease) .......................... (215,237) $(1,636,131) 8,193 $59,884
Year ended December 31, 2021
Shares sold ................................... 1,393,741 $11,826,154 240,016 $1,553,190
Shares issued in reinvestment of distributions .......... 61,097 533,936 16,313 102,534
Shares redeemed ............................... (5,734,293) (49,774,260) (231,593) (1,429,883)
Net increase (decrease) .......................... (4,279,455) $(37,414,170) 24,736 $225,841
Advisor Class
Advisor Class Shares:
Year ended December 31, 2022
Shares sold ................................... 1,425,417 $11,004,379 48,153 $265,788
Shares issued in reinvestment of distributions .......... 127,093 958,925 25,237 131,733
Shares redeemed ............................... (2,326,444) (17,708,207) (257,410) (1,359,898)
Net increase (decrease) .......................... (773,934) $(5,744,903) (184,020) $(962,377)
Year ended December 31, 2021
Shares sold ................................... 5,047,083 $43,716,266 171,112 $1,101,536
Shares issued in reinvestment of distributions .......... 996,551 8,574,865 45,445 284,873
Shares redeemed ............................... (34,571,498) (287,863,395) (279,547) (1,795,231)
Net increase (decrease) .......................... (28,527,864) $(235,572,264) (62,990) $(408,822)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
Templeton Global Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Global Total Return Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton International Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Templeton Sustainable Emerging Markets Bond Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to Templeton
Sustainable Emerging Markets Bond Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plan, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Templeton International Bond Fund the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Gross effective investment management fee rate ........ 0.495% 0.666% 0.700%
Templeton
Sustainable
Emerging
Markets Bond
Fund
Gross effective investment management fee rate ........ 0.850%
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A ............................... 0.25% 0.25% 0.35% 0.25%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Income Trust
Notes to Financial Statements

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2022, investments in affiliated management investment companies were as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $21,662 $3,006 $219 $189
CDSC retained ........................... $27,213 $33,338 $461 $792
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Transfer agent fees ........................ $3,902,132 $438,931 $45,105 $16,361
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton International Bond Fund and Templeton Sustainable Emerging Markets Bond Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.74% and 0.89%, respectively, based on the average net assets of each class until April 30,
2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 509,242,008 $ 3,187,172,431 $ (3,267,481,455) $ — $ — $ 428,932,984 428,932,984 $ 7,050,194
Total Affiliated Securities ... $509,242,008 $3,187,172,431 $(3,267,481,455) $— $— $428,932,984 $7,050,194
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 21,628,901 $ 566,636,165 $ (552,243,772) $ — $ — $ 36,021,294 36,021,294 $ 384,944
Total Affiliated Securities ... $21,628,901 $566,636,165 $(552,243,772) $— $— $36,021,294 $384,944
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 14,191,046 $ 21,534,098 $ (25,104,735) $ — $ — $ 10,620,409 10,620,409 $ 132,469
Total Affiliated Securities ... $14,191,046 $21,534,098 $(25,104,735) $— $— $10,620,409 $132,469
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 1,351,150 $ 10,110,742 $ (10,755,055) $ — $ — $ 706,837 706,837 $ 11,515
Total Affiliated Securities ... $1,351,150 $10,110,742 $(10,755,055) $— $— $706,837 $11,515
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements

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h. Other Affiliated Transactions
At December 31, 2022, Advisers owned 27.6% of the Templeton Sustainable Emerging Markets Bond Fund's outstanding shares.
4. Expense Offset Arrangement
Templeton Global Total Return Fund and Templeton International Bond Fund have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds'
custodian expenses. During the year ended December 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2022 and 2021 , was as follows:
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 60,632,352 $ 9,125,244 $ 4,710,165 $ 1,196,619
Long term ............................. 2,248,229,060 537,216,520 18,093,380 1,969,801
Total capital loss carryforwards ............ $2,308,861,412 $546,341,764 $22,803,545 $3,166,420
Templeton Global Bond Fund Templeton Global Total Return Fund
2022 2021 2022 2021
Distributions paid from:
Return of capital ......................... $350,874,878 $611,529,482 $46,927,073 $108,840,518
Templeton International Bond Fund
Templeton Sustainable Emerging
Markets Bond Fund
2022 2021 2022 2021
Distributions paid from:
Return of capital ......................... $2,120,701 $9,846,960 $962,043 $1,880,114
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

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At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums and tax straddles.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2022, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, were as follows:
7. Credit Risk and Defaulted Securities
At December 31, 2022, Templeton Global Bond Fund, Templeton Global Total Return Fund, Templeton International Bond
Fund and Templeton Sustainable Emerging Markets Bond Fund had 12.9%, 31.6%, 12.1% and 27.6%, respectively, of their portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
a a a a a
Cost of investments ....................... $6,568,508,749 $653,525,963 $40,896,352 $16,843,316
Unrealized appreciation ..................... $225,375,036 $23,037,580 $1,290,457 $352,186
Unrealized depreciation ..................... (1,176,520,421) (209,111,749) (5,467,362) (3,265,531)
Net unrealized appreciation (depreciation) ....... $(951,145,385) $(186,074,169) $(4,176,905) $(2,913,345)
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
1 1 1 1 1
Paid-in Capital. ......................... $(1,369,991,390) $(224,617,372) $(26,180,493) $(1,009,065)
Total distributable earnings (loss) ............  $1,369,991,390 $224,617,372  $26,180,493 $1,009,065
Templeton
Global Bond
Fund
Templeton
Global Total
Return Fund
Templeton
International
Bond Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Purchases .............................. $858,557,111 $184,543,446 $2,317,440 $8,588,960
Sales .................................. $2,857,470,416 $446,855,805 $9,686,306 $10,629,483
5. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements

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Templeton Global Total Return Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December 31, 2022, the aggregate value of these securities was $2,988,044 representing 0.6% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of
Investments.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
11. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
7. Credit Risk and Defaulted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements

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12. Other Derivative Information
At December 31, 2022, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
477,900
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 477,900 450,492
Total Restricted Securities (Value is 3.2% of Net Assets) .............. $492,898 $450,492
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
0
as of December 31, 2022.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 171,662,242 Unrealized depreciation on OTC
forward exchange contracts
$ 96,566,489
Total .................... $171,662,242 $96,566,489
Templeton Global Total Return Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
4,258,075
a
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
14,267,821 Unrealized depreciation on OTC
forward exchange contracts
13,147,518
Total .................... $18,525,896 $13,147,518
Templeton International Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
960,592 Unrealized depreciation on OTC
forward exchange contracts
472,625
Total .................... $960,592 $472,625
Templeton Sustainable Emerging Markets Bond Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
35,688
a
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
128,508 Unrealized depreciation on OTC
forward exchange contracts
47,478
Total .................... $164,196 $47,478
11. Restricted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements

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For the year ended December 31, 2022, the effect of derivative contracts in the Statements of Operations was as follows:
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(45,848,428)
a
Investments $33,435,035
a
Written options 20,318,262 Written options (15,577,343)
Forward exchange contracts 6,705,614 Forward exchange contracts 80,672,571
Total ....................... $(18,824,552) $98,530,263
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts — Swap contracts 4,258,075
Foreign exchange contracts .....
Investments (4,914,079)
a
Investments 3,478,917
a
Written options 2,525,115 Written options (1,708,270)
Forward exchange contracts (44,047,395) Forward exchange contracts 2,138,080
Total ....................... $(46,436,359) $8,166,802
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts 1,038,249 Forward exchange contracts (872,428)
Total ....................... $1,038,249 $(872,428)
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts . . . . . . . . . .
Swap contracts — Swap contracts 35,688
Foreign exchange contracts .....
Forward exchange contracts (902,158) Forward exchange contracts 86,777
Total ....................... $(902,158) $122,465
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
For the year ended December 31, 2022, the average month end notional amount of options and swap contracts, and the average month end contract value for forward exchange contracts, were as follows:
At December 31, 2022, the Funds' OTC derivative assets and liabilities are as follows:
Templeton
Global Bond
Fund
Templeton Global
Total Return Fund
Templeton
International Bond
Fund
Templeton
Sustainable
Emerging
Markets Bond
Fund
Swap Contracts .......................................................... $—
$33,120,846 $—
$282,462
Forward exchange contracts ...................................... 6,566,236,778
927,036,193 91,148,040
10,074,269
Options ....................................................................... 816,776,200
89,770,077 —
—
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Derivatives
Forward exchange contracts ............................. $ 171,662,242 $ 96,566,489
Total ............................................. $171,662,242 $96,566,489
Templeton Global Total Return Fund
Forward exchange contracts ............................. 14,267,821 13,147,518
Total ............................................. $14,267,821 $13,147,518
Templeton International Bond Fund
Forward exchange contracts ............................. 960,592 472,625
Total ............................................. $960,592 $472,625
Templeton Sustainable Emerging Markets Bond Fund
Forward exchange contracts ............................. 128,50 8 47,478
Total ............................................. $128,508 $47,478
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
At December 31, 2022, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $29,985,383 $— $(28,401,953) $— $1,583,430
BOFA .................... 23,703,876 — (16,365,219) (2,510,000) 4,828,657
BZWS ................... 1,049,770 (1,049,770) — — —
CITI ..................... 3,052,248 (3,052,248) — — —
DBAB ................... 25,664,764 (16,259,386) (4,715,028) (1,221,000) 3,469,350
GSCO ................... 29,170,247 (764,288) — (24,800,000) 3,605,959
HSBK ................... 30,227,812 (30,227,812) — — —
JPHQ ................... 16,370,673 (288,682) (14,197,297) — 1,884,694
MSCO ................... 12,437,469 (2,837,405) (7,538,378) — 2,061,686
Total ................... $171,662,242 $(54,479,591) $ (71,217,875) $(28,531,000) $17,433,776
Templeton Global Total Return Fund
Counterparty
BNDP ................... 874,875 — (589,441) — 285,434
BOFA .................... 1,476,352 (807,023) (107,685) (150,000) 411,644
BZWS ................... 203,864 (203,864) — — —
CITI ..................... 1,508,390 (71,412) — (1,120,000) 316,978
DBAB ................... 3,681,179 (214,822) (2,036,582) (1,011,000) 418,775
GSCO ................... 2,316,721 (42,542) — (1,960,000) 314,179
HSBK ................... 2,687,558 (2,687,558) — — —
JPHQ ................... 1,234,266 (1,234,266) — — —
MSCO ................... 284,616 (284,616) — — —
Total ................... $14,267,821 $(5,546,103) $ (2,733,708) $(4,241,000) $1,747,010
2
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BNDP ................... $26,276 $— $— $— $26,276
BOFA .................... 171,469 (171,469) — — —
BZWS ................... 25,195 (25,195) — — —
CITI ..................... 18,702 (18,702) — — —
DBAB ................... 208,017 (155,940) — — 52,077
GSCO ................... 243,284 — — — 243,284
HSBK ................... 159,963 (36,350) — — 123,613
JPHQ ................... 57,257 (1,847) — — 55,410
MSCO ................... 50,429 (10,559) — — 39,870
Total ................... $960,592 $(420,062) $ — $— $540,530
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
CITI ..................... — — — — —
DBAB ................... 34,217 — — — 34,217
GSCO ................... 61,040 (7,788) — — 53,252
HSBK ................... — — — — —
JPHQ ................... 6,405 (6,405) — — —
MSCO ................... 26,846 — — — 26,846
Total ................... $128,508 $(14,193) $ — $— $114,315
2
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
At December 31, 2022, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
BZWS ................... 5,593,764 (1,049,770) — (4,220,000) 323,994
CITI ..................... 7,059,417 (3,052,248) — (4,007,169) —
DBAB ................... 16,259,386 (16,259,386) — — —
GSCO ................... 764,288 (764,288) — — —
HSBK ................... 63,763,547 (30,227,812) — (33,535,735) —
JPHQ ................... 288,682 (288,682) — — —
MSCO ................... 2,837,405 (2,837,405) — — —
Total ................... $96,566,489 $(54,479,591) $— $(41,762,904) $323,994
Templeton Global Total Return Fund
Counterparty
BNDP ................... — — — — —
BOFA .................... 807,023 (807,023) — — —
BZWS ................... 693,852 (203,864) — (370,000) 119,988
CITI ..................... 71,412 (71,412) — — —
DBAB ................... 214,822 (214,822) — — —
GSCO ................... 42,542 (42,542) — — —
HSBK ................... 9,651,515 (2,687,558) — (6,953,802) 10,155
JPHQ ................... 1,246,678 (1,234,266) — (12,412) —
MSCO ................... 419,674 (284,616) — (130,000) 5,058
Total ................... $13,147,518 $(5,546,103) $— $(7,466,214) $135,201
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
See Note 1(d) regarding other derivative information.
See Abbreviations on page 101 .
13. Credit Facility
The Funds together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 178,511 (171,469) — (7,042) —
BZWS ................... 34,825 (25,195) — — 9,630
CITI ..................... 54,593 (18,702) — — 35,891
DBAB ................... 155,940 (155,940) — — —
GSCO ................... — — — — —
HSBK ................... 36,350 (36,350) — — —
JPHQ ................... 1,847 (1,847) — — —
MSCO ................... 10,559 (10,559) — — —
Total ................... $472,625 $(420,062) $— $(7,042) $45,521
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
CITI ..................... 461 — — — 461
DBAB ................... — — — — —
GSCO ................... 7,788 (7,788) — — —
HSBK ................... 5,324 — — — 5,324
JPHQ ................... 33,905 (6,405) — — 27,500
MSCO ................... — — — — —
Total ................... $47,478 $(14,193) $— $— $33,285
a
At December 31, 2022, the Fund received U.S. Treasury Bills, Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
12. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2022, the
Funds did not use the Global Credit Facility.
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 2,534,457,835 $ — $ 2,534,457,835
U.S. Government and Agency Securities ....... — 1,234,364,625 — 1,234,364,625
Short Term Investments ................... 428,932,984 1,344,512,167 — 1,773,445,151
Total Investments in Securities ........... $428,932,984 $5,113,334,627 $— $5,542,267,611
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 171,662,242 $ — $ 171,662,242
Total Other Financial Instruments ......... $— $171,662,242 $— $171,662,242
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 96,566,489 $ — $ 96,566,489
Total Other Financial Instruments ......... $— $96,566,489 $— $96,566,489
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ — — —
a
—
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 294,528,050 — 294,528,050
U.S. Government and Agency Securities ....... — 35,269,133 — 35,269,133
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 36,021,294 96,254,939 — 132,276,233
Total Investments in Securities ........... $36,021,294 $426,052,122 $— $462,073,416
13. Credit Facility
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 14,267,821 $ — $ 14,267,821
Swap contracts ......................... — 4,258,075 — 4,258,075
Total Other Financial Instruments ......... $— $18,525,896 $— $18,525,896
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 13,147,518 $ — $ 13,147,518
Total Other Financial Instruments ......... $— $13,147,518 $— $13,147,518
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... — 21,261,994 — 21,261,994
Short Term Investments ................... 10,620,409 4,349,077 — 14,969,486
Total Investments in Securities ........... $10,620,409 $25,611,071 $— $36,231,480
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 960,592 $ — $ 960,592
Total Other Financial Instruments ......... $— $960,592 $— $960,592
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 472,625 $ — $ 472,625
Total Other Financial Instruments ......... $— $472,625 $— $472,625
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ — — —
a
—
Corporate Bonds ........................ — — 450,492
a
450,492
Foreign Government and Agency Securities .... — 12,285,880 — 12,285,880
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 706,837 370,044 — 1,076,881
Total Investments in Securities ........... $706,837 $12,655,924 $450,492 $13,813,253
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 128,508 $ — $ 128,508
Swap contracts ......................... — 35,688 — 35,688
Total Other Financial Instruments ......... $— $164,196 $— $164,196
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 47,478 $ — $ 47,478
Total Other Financial Instruments ......... $— $47,478 $— $47,478
a
Includes financial instruments determined to have no value at December 31, 2022.
14. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2022, are as follows:
Balance at
Beginning of
Year Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 539,971 — (25,020) — — — — (64,459) 450,492 (62,616)
South Africa .. —
b
—
b
— — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — — —
b
—
Total Investments in
Securities ....... $539,971 $— $(25,020) $— $— $— $— $(64,459) $450,492 $(62,616)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable
Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$450,492 Discounted cash flow Discount rate
(
b
)
9.3% Decrease
All Other
............
—
c
Total
...............
$450,492
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa
Rican credit spread.
c
Includes financial instruments determined to have no value at December 31, 2022.
14. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
15. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
UYU
Uruguayan Peso
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Templeton Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund, Templeton Global
Total Return Fund, Templeton International Bond Fund and Templeton Sustainable Emerging Markets Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
Global Bond Fund, Templeton Global Total Return Fund, Templeton International Bond Fund and Templeton Sustainable
Emerging Markets Bond Fund (constituting Templeton Income Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the fund during the fiscal year ended December 31, 2022:
Templeton Global
Bond Fund
Templeton Global
Total Return Fund
Templeton
International Bond
Fund
Templeton
Sustainable
Emerging Markets
Bond Fund
Foreign Taxes Paid $14,918,677 $1,493,731 $48,984 $28,813
Foreign Source Income Earned $342,613,472 $57,238,539 $2,174,247 $1,015,843

Templeton Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson (1961) Chairman of
the Board,
Trustee and Vice
President
Chairman of the Board
and Vice President
since January 2023 and
Trustee since 2007
131 None.
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31, 2022, Robert E. Wade ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TINT A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Income Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $351,385 for the fiscal year ended December 31, 2022 and $352,867 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2022 and $4,074 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $240,211 for the fiscal year ended December 31, 2022 and $90,743 for the fiscal year ended December 31, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $310,211 for the fiscal year ended December 31, 2022 and $94,817 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023